________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                                  Annual Report


            For the period from September 1, 2001 to October 31, 2001
                                  (See Note 1)



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________


                                                       December 6, 2001


Dear Shareholder:

         The Chesapeake Aggressive Growth Fund's fiscal year ending October 31, 2001 encompasses only the months of September and October. This short fiscal year results from a change in the fund's fiscal year end from August 31 to October 31 in order to coincide with the "excise tax" period which ends each October 31, and which all mutual funds follow.

         As you may recall from our quarterly commentary of September 30, 2001, the period leading up to September was characterized by macro-economic uncertainty and investor anxiety. Investors had anticipated the economic downturn for well over a year, but were no less emotionally affected by its onset. Thus July and August were difficult months, especially for small/mid cap and growth investors. The September 11 attacks heightened general investor fear, particularly in small/mid caps, but actually changed few of the themes that had dominated prior to that date.

         By late September, though, investor sentiment had begun to stabilize. The rebound in October evidences the degree to which growth names had become oversold, and also investors' willingness to begin to look past near term economic weakness toward eventual recovery. Attention turned once again toward growth and cyclically sensitive names like Technology and Retail and away from value and defensive sectors like Healthcare. Companies' quarterly earnings reports in October were better than expected, and the small/mid cap growth universe and the portfolio experienced their first positive month since June.

         As to our portfolio, we continue to be broadly diversified. This is both due to the fact that opportunity is broad based and due to our desire to mitigate volatility associated with any unexpected changes in investor sentiment that may impact one sector more than any other. We spent a great deal of time monitoring developments in the Technology sector this summer, but remained somewhat underweight. Technology and Healthcare were the fund's greatest source of losses for the two months, though none of the economic sectors within the portfolio were profitable. Portfolio and market losses in September highlight the degree to which investor sentiment turned against growth stocks.

         Looking forward, we believe investors will continue to weigh the current economic weakness against anticipated economic improvement. The market's near term performance will depend upon how far forward investors are willing to look and how much current weakness is already factored into share prices. As evidenced by the October rally, we think investors have already begun to look ahead toward better corporate results in 2002 and 2003.


Sincerely,



/s/ W. Whitfield Gardner                               /s/ John L. Lewis, IV

W. Whitfield Gardner                                   John L. Lewis, IV


--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                     Performance Update - $25,000 Investment

        For the period from January 4, 1993 (Commencement of Operations)
                               to October 31, 2001


[Line Graph Chart Here]:

--------------------------------------------------------------------------------
                The Chesapeake            Russell 2000       S&P 500 Total
            Aggressive Growth Fund           Index           Return Index
--------------------------------------------------------------------------------

01/04/93           $24,250                  $25,000            $25,000
04/30/93            24,917                   25,332             25,470
10/31/93            29,929                   29,484             27,462
04/30/94            33,099                   28,730             26,825
10/31/94            36,106                   29,011             28,524
04/30/95            38,740                   30,280             31,510
10/31/95            49,134                   33,929             36,066
04/30/96            51,321                   40,189             41,030
10/31/96            46,996                   39,611             44,756
04/30/97            47,851                   40,214             51,342
10/31/97            62,159                   51,135             59,128
04/30/98            66,287                   57,341             72,427
10/31/98            47,334                   45,185             72,131
04/30/99            54,344                   52,075             88,232
10/31/99            63,603                   51,936             90,646
04/30/00            88,087                   61,733             97,168
10/31/00            77,581                   61,081             96,168
04/30/01            67,444                   60,032             84,563
10/31/01            51,215                   53,422             72,218


This graph depicts the performance of The Chesapeake Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

--------------------------- ------------- --------------- ----------------------
                                                            Since Commencement
                               One Year      Five Years   of Operations (1/4/93)
--------------------------- ------------- --------------- ----------------------
       No Sales Load           (33.99)%        1.73 %             8.84 %
--------------------------- ------------- --------------- ----------------------
 3.00% Maximum Sales Load      (35.97)%        1.12 %             8.46 %
--------------------------- ------------- --------------- ----------------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00% for the Fund) at January 4, 1993 (commencement of operations of the Fund). All dividends and distributions are reinvested.

>>   At October 31, 2001,  the value of the Fund would have increased to $51,215
     - a cumulative total investment return of 104.86% since January 4, 1993. Without the deduction of the 3.00% maximum sales load, the value of the Fund would have increased to $52,798 - a cumulative total investment return of 111.19% since January 4, 1993. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $72,218 - a cumulative total investment return of 188.87% since January 4, 1993; while the value of a similar investment in the Russell 2000 Index would have grown to $53,422 - a cumulative total investment return of 113.69% since January 4, 1993.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                          Shares          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.44%

      Aerospace & Defense - 0.78%
        (a)BE Aerospace, Inc. ................................................................            130,500       $  1,059,660
                                                                                                                        ------------

      Apparel Manufacturing - 5.19%
        (a)Jones Apparel Group, Inc. .........................................................            254,200          7,015,920
                                                                                                                        ------------

      Auto Parts - Original Equipment - 0.25%
        (a)Dura Automotive Systems, Inc. .....................................................             45,600            347,472
                                                                                                                        ------------

      Broadcast - Cable - 0.95%
        (a)Mediacom Communications Corporation ...............................................             96,400          1,293,688
                                                                                                                        ------------

      Broadcast - Radio & Television - 0.95%
        (a)Liberty Media Corporation .........................................................            111,100          1,298,759
                                                                                                                        ------------

      Commercial Services - 4.20%
        (a)Edison Schools Inc. ...............................................................            138,200          2,605,070
           First American Corporation ........................................................             74,500          1,240,425
        (a)Overture Services, Inc. ...........................................................             54,900          1,446,615
        (a)Stewart Enterprises, Inc. .........................................................             63,700            386,022
                                                                                                                        ------------
                                                                                                                           5,678,132
                                                                                                                        ------------
      Computer Software & Services - 6.92%
        (a)Acclaim Entertainment, Inc. .......................................................              5,056             23,763
        (a)Acclaim Entertainment, Inc. - Non-Callable Warrants, expire 4/4/2002 ..............              3,779                945
        (a)CheckFree Corp. ...................................................................             58,000            816,640
        (a)Cognizant Technology Solutions Corporation ........................................            113,400          3,200,148
        (a)Concurrent Computer Corporation ...................................................             20,700            243,018
        (a)Exult Inc. ........................................................................            116,600          1,632,400
        (a)Inktomi Corporation ...............................................................            287,600          1,222,300
        (a)MICROS Systems, Inc. ..............................................................             56,800          1,226,312
        (a)PDF Solutions, Inc. ...............................................................             59,700            994,005
                                                                                                                        ------------
                                                                                                                           9,359,531
                                                                                                                        ------------
      Computers - 2.23%
        (a)EMC Corporation ...................................................................             16,934            208,627
        (a)Finisar Corporation ...............................................................             97,700            764,014
        (a)Intergraph Corporation ............................................................            190,900          2,042,630
                                                                                                                        ------------
                                                                                                                           3,015,271
                                                                                                                        ------------
      Diversified Operations - 2.06%
        (a)Aura Systems, Inc. ................................................................          3,400,436          1,292,166
        (a)Triarc Companies, Inc. ............................................................             64,700          1,494,570
                                                                                                                        ------------
                                                                                                                           2,786,736
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                          Shares          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - 1.81%
        (a)Kopin Corporation ..........................................................                    28,100       $    353,779
        (a)Mentor Graphics Corporation ................................................                    24,600            466,416
        (a)Power-One, Inc. ............................................................                   206,300          1,631,833
                                                                                                                        ------------
                                                                                                                           2,452,028
                                                                                                                        ------------
      Electronics - Semiconductor - 13.42%
        (a)Amkor Technology, Inc. .....................................................                    77,800            968,610
        (a)ATI Technologies Inc. ......................................................                    70,600            584,568
        (a)Atmel Corporation ..........................................................                    84,500            671,775
        (a)August Technology Corporation ..............................................                    19,500            181,155
        (a)Cymer, Inc. ................................................................                    55,500          1,159,950
        (a)Dupont Photomasks, Inc. ....................................................                    16,600            598,264
        (a)Fairchild Semiconductor Corporation ........................................                    91,300          1,940,125
        (a)LSI Logic Corporation ......................................................                    40,200            681,390
        (a)LTX Corporation ............................................................                   196,100          3,227,806
        (a)Marvell Technology Group Ltd. ..............................................                    37,696            917,521
        (a)Novellus Systems, Inc. .....................................................                    19,300            637,479
        (a)O2Micro International Limited ..............................................                   144,000          2,072,160
        (a)Semtech Corporation ........................................................                    53,300          2,012,075
        (a)TriQuint Semiconductor, Inc. ...............................................                    91,400          1,615,952
        (a)Veeco Instruments Inc. .....................................................                    34,200            870,732
                                                                                                                        ------------
                                                                                                                          18,139,562
                                                                                                                        ------------
      Entertainment - 2.10%
        (a)Midway Games Inc. ..........................................................                   131,700          2,096,664
        (a)Take-Two Interactive Software, Inc. ........................................                    53,200            741,076
                                                                                                                        ------------
                                                                                                                           2,837,740
                                                                                                                        ------------
      Financial - Consumer Credit - 0.16%
        (a)AmeriCredit Corp. ..........................................................                    14,100            218,409
                                                                                                                        ------------

      Financial - Non-Banks - 1.35%
           American Capital Strategies, Ltd. ..........................................                    73,500          1,820,595
                                                                                                                        ------------

      Financial Services - 0.77%
        (a)S1 Corporation .............................................................                   100,700          1,047,280
                                                                                                                        ------------

      Food - Processing - 2.52%
           Interstate Bakeries Corporation ............................................                    55,600          1,310,492
        (a)Suiza Foods Corporation ....................................................                    34,300          2,022,671
                                                                                                                        ------------
                                                                                                                           3,333,163
                                                                                                                        ------------
      Food - Wholesale - 1.18%
           Fleming Companies, Inc. ....................................................                    66,300          1,597,830
                                                                                                                        ------------

      Foreign - 0.74%
        (a)Petroleum Geo-Services ASA (ADR) ...........................................                   169,400          1,001,154
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Homebuilders - 0.53%
           Walter Industries, Inc. ...................................................                 68,500           $    718,565
                                                                                                                        ------------

      Insurance - Life & Health - 3.86%
        (a)First Health Group Corp. ..................................................                175,100              4,727,700
           Scottish Annuity & Life Holdings, Ltd. ....................................                 29,700                483,516
                                                                                                                        ------------
                                                                                                                           5,211,216
                                                                                                                        ------------
      Insurance - Brokerage - 2.48%
           Brown & Brown .............................................................                 34,700              1,991,780
           Hilb, Rogal and Hamilton Company ..........................................                 23,500              1,360,180
                                                                                                                        ------------
                                                                                                                           3,351,960
                                                                                                                        ------------
      Leisure Time - 0.81%
        (a)Bally Total Fitness Holding Corporation ...................................                 59,000              1,089,140
                                                                                                                        ------------

      Medical - Biotechnology - 10.09%
        (a)ARIAD Pharmaceuticals, Inc. ...............................................                141,800                557,274
        (a)Avigen, Inc. ..............................................................                107,500              1,007,275
        (a)Cubist Pharmaceuticals, Inc. ..............................................                 65,500              2,639,650
        (a)Durect Corporation ........................................................                153,200              1,133,680
        (a)Genzyme Corporation - Genzyme Biosurgery Division .........................                130,796                719,378
           ICN Pharmaceuticals, Inc. .................................................                 46,800              1,133,028
        (a)ILEX Oncology, Inc. .......................................................                 69,000              1,801,590
        (a)ImmunoGen, Inc. ...........................................................                109,600              1,588,104
        (a)Luminex Corporation .......................................................                 57,500                977,500
        (a)Progenics Pharmaceuticals, Inc. ...........................................                 69,000              1,106,760
        (a)Regeneration Technologies, Inc. ...........................................                 89,600                973,952
                                                                                                                        ------------
                                                                                                                          13,638,191
                                                                                                                        ------------
      Medical - Hospital Management & Services - 8.14%
        (a)Beverly Enterprises, Inc. .................................................                 64,000                476,800
        (a)Community Health Systems, Inc. ............................................                 81,700              2,005,735
        (a)Dynacare Inc. .............................................................                113,200              1,482,920
        (a)LifePoint Hospitals, Inc. .................................................                 72,100              2,248,078
        (a)MedCath Corporation .......................................................                 43,000                851,830
        (a)Triad Hospitals, Inc. .....................................................                 50,100              1,355,706
        (a)Universal Health Services, Inc. ...........................................                 63,960              2,583,344
                                                                                                                        ------------
                                                                                                                          11,004,413
                                                                                                                        ------------
      Medical Supplies - 3.66%
           Biomet, Inc. ..............................................................                 66,725              2,035,112
        (a)Lumenis Ltd. ..............................................................                 53,800              1,070,620
        (a)STERIS Corporation ........................................................                 82,300              1,843,520
                                                                                                                        ------------
                                                                                                                           4,949,252
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Metal Fabrication & Hardware - 1.21%
        (a)Steel Dynamics, Inc. ......................................................                 76,600           $    796,640
        (a)The Shaw Group Inc. .......................................................                 30,300                833,250
                                                                                                                        ------------
                                                                                                                           1,629,890
                                                                                                                        ------------
      Miscellaneous - Manufacturing - 0.00%
        (a)Wilshire Technologies, Warrants, expire 11/28/2002 ........................                 11,956                      0
                                                                                                                        ------------

      Oil & Gas - Equipment & Services - 3.36%
        (a)Cooper Cameron Corporation ................................................                 42,200              1,652,130
           ENSCO International Incorporated ..........................................                 74,300              1,471,140
        (a)Grant Prideco, Inc. .......................................................                135,300              1,229,877
        (a)Patterson-UTI Energy, Inc. ................................................                 10,500                189,210
                                                                                                                        ------------
                                                                                                                           4,542,357
                                                                                                                        ------------
      Pharmaceutical Services - 2.46%
        (a)Caremark Rx, Inc. .........................................................                247,200              3,319,896
                                                                                                                        ------------

      Retail - Apparel - 2.79%
        (a)AnnTaylor Stores Corporation ..............................................                102,500              2,255,000
           Ross Stores, Inc. .........................................................                 48,600              1,521,180
                                                                                                                        ------------
                                                                                                                           3,776,180
                                                                                                                        ------------
      Retail - Automotive - 1.07%
        (a)Sonic Automotive, Inc. ....................................................                 86,800              1,442,616
                                                                                                                        ------------

      Retail - Specialty Line - 2.74%
        (a)1-800-FLOWERS.COM, Inc. ...................................................                 79,300                808,860
           Cash America International, Inc. ..........................................                 84,300                674,400
        (a)Hollywood Entertainment Corporation .......................................                137,900              2,218,811
                                                                                                                        ------------
                                                                                                                           3,702,071
                                                                                                                        ------------
      Shoes - Leather - 1.54%
           Wolverine World Wide, Inc. ................................................                141,600              2,085,768
                                                                                                                        ------------

      Telecommunications Equipment - 1.73%
        (a)Advanced Fibre Communications, Inc. .......................................                 66,900              1,246,347
        (a)Centillium Communications, Inc. ...........................................                 75,400                425,256
        (a)Sycamore Networks, Inc. ...................................................                110,200                485,982
        (a)VTEL Corporation ..........................................................                 57,700                179,447
                                                                                                                        ------------
                                                                                                                           2,337,032
                                                                                                                        ------------
      Transportation - Air - 1.03%
        (a)Atlantic Coast Airlines Holdings, Inc. ....................................                 74,400              1,397,232
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Transportation - Miscellaneous - 2.84%
        (a)Arkansas Best Corporation ..............................................                    65,900           $  1,549,968
           GATX Corporation .......................................................                    36,300                960,135
        (a)Swift Transportation Co., Inc. .........................................                    78,400              1,332,016
                                                                                                                        ------------
                                                                                                                          3,842,119
                                                                                                                        ------------
      Utilities - Electric - 0.52%
        (a)Mirant Corporation .....................................................                    27,000                702,000
                                                                                                                        ------------

           Total Common Stocks (Cost $125,553,876) ..........................................................            133,042,828
                                                                                                                        ------------

INVESTMENT COMPANY - 4.39%

      Evergreen Money Market Institutional Money
           Market Fund Institutional Service Shares ...............................                 5,937,232              5,937,232
           (Cost $5,937,232)                                                                                            ------------



Total Value of Investments (Cost $131,491,108 (b)) ................................                    102.83 %        $138,980,060
Liabilities in Excess of Other Assets .............................................                     (2.83)%          (3,821,158)
                                                                                                       ------          ------------
      Net Assets ..................................................................                    100.00 %        $135,158,902
                                                                                                       ======          ============




      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ..........................................................................          $ 22,887,958
           Unrealized depreciation ..........................................................................           (15,399,004)
                                                                                                                       ------------

                       Net unrealized appreciation ..........................................................          $  7,488,952
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt







See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2001


ASSETS
      Investments, at value (cost $131,491,108) .......................................................                 $138,980,060
      Income receivable ...............................................................................                       20,206
      Receivable for investments sold .................................................................                    1,925,795
                                                                                                                        ------------

           Total assets ...............................................................................                  140,926,061
                                                                                                                        ------------

LIABILITIES
      Accrued expenses ................................................................................                       75,107
      Payable for investment purchases ................................................................                    5,590,660
      Payable for fund shares redeemed ................................................................                       97,457
      Disbursements in excess of cash on demand deposit ...............................................                        3,935
                                                                                                                        ------------

           Total liabilities ..........................................................................                    5,767,159
                                                                                                                        ------------

NET ASSETS
      (applicable to 12,346,318 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                 $135,158,902
                                                                                                                        ============

NET ASSET VALUE, REDEMPTION PRICE PER SHARE
      ($135,158,902 / 12,346,318 shares) ..............................................................                 $      10.95
                                                                                                                        ============

OFFERING PRICE PER SHARE
      (100 / 97 of $10.95) ............................................................................                 $      11.29
                                                                                                                        ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                 $122,813,304
      Undistributed net realized gain on investments ..................................................                    4,856,646
      Net unrealized appreciation on investments ......................................................                    7,488,952
                                                                                                                        ------------
                                                                                                                        $135,158,902
                                                                                                                        ============












See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended        Year ended
                                                                                                     October 31,        August 31,
                                                                                                      2001 (a)             2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends .........................................................................     $     105,107      $     697,505
           Miscellaneous .....................................................................                 0             46,732
                                                                                                   -------------      -------------

               Total income ..................................................................           105,107            744,237
                                                                                                   -------------      -------------

      Expenses
           Investment advisory fees (note 2) .................................................           292,676          2,548,322
           Fund administration fees (note 2) .................................................            25,917            202,899
           Custody fees ......................................................................             2,990             18,839
           Registration and filing administration fees (note 2) ..............................             1,003              6,083
           Fund accounting fees (note 2) .....................................................             6,841             39,398
           Audit fees ........................................................................            30,600             16,453
           Legal fees ........................................................................             2,326              9,266
           Securities pricing fees ...........................................................             1,506              7,892
           Shareholder administration fees (note 2) ..........................................             8,333             50,000
           Shareholder recordkeeping fees ....................................................             3,000             16,251
           Shareholder servicing expenses ....................................................             2,990             17,541
           Registration and filing expenses ..................................................             1,828             10,993
           Printing expenses .................................................................             4,651             28,015
           Trustee fees and meeting expenses .................................................             1,412              9,497
           Other operating expenses ..........................................................             5,316             32,024
                                                                                                   -------------      -------------

               Total expenses ................................................................           391,389          3,013,473
                                                                                                   -------------      -------------

                    Less expense reimbursements (note 4) .....................................            (4,387)           (21,454)
                                                                                                   -------------      -------------

               Net expenses ..................................................................           387,002          2,992,019
                                                                                                   -------------      -------------

                    Net investment loss ......................................................          (281,895)        (2,247,782)
                                                                                                   -------------      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized (loss) gain from investment transactions ..................................        (1,744,079)        10,590,506
      Decrease in unrealized appreciation on investments .....................................       (18,850,858)      (122,846,780)
                                                                                                   -------------      -------------

           Net realized and unrealized loss on investments ...................................       (20,594,937)      (112,256,274)
                                                                                                   -------------      -------------

               Net decrease in net assets resulting from operations ..........................     $ (20,876,832)     $(114,504,056)
                                                                                                   =============      =============


(a)   For the period from September 1, 2001 to October 31, 2001 (note 1).



See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Period ended     Year ended       Year ended
                                                                                      October 31,     August 31,       August 31,
                                                                                       2001 (a)          2001             2000
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment loss .........................................              $    (281,895)   $  (2,247,782)   $  (4,027,418)
         Net realized (loss) gain from investment transactions .......                 (1,744,079)      10,590,506       69,150,688
         (Decrease) increase in unrealized appreciation on investments                (18,850,858)    (122,846,780)      81,009,617
                                                                                    -------------    -------------    -------------

              Net decrease in net assets resulting from operations ...                (20,876,832)    (114,504,056)     146,132,887
                                                                                    -------------    -------------    -------------

     Distributions to shareholders from
         Net realized gain from investment transactions ..............                          0      (54,209,411)      (9,840,604)
                                                                                    -------------    -------------    -------------

     Capital share transactions
         (Decrease) increase in net assets resulting from
          capital share transactions (b) .............................                 (6,275,257)      12,656,159     (104,005,052)
                                                                                    -------------    -------------    -------------

                     Total (decrease) increase in net assets .........                (27,152,089)    (156,057,308)      32,287,231

NET ASSETS

     Beginning of period .............................................                162,310,991      318,368,299      286,081,068
                                                                                    -------------    -------------    -------------

     End of period ...................................................              $ 135,158,902    $ 162,310,991    $ 318,368,299
                                                                                    =============    =============    =============

(a) For the period from September 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                 ---------------------------------------------------------------------------------------------------
                                          Period ended                        Year ended                        Year ended
                                      October 31, 2001 (a)                 August 31, 2001                   August 31, 2000

                                     Shares           Value            Shares           Value            Shares           Value
                                 ---------------------------------------------------------------------------------------------------

Shares sold ....................        83,741    $     850,058        1,266,031    $  18,432,306        1,386,502    $  32,432,167

Shares issued for reinvestment
of distributions ...............             0                0        3,413,804       52,538,444          490,846        9,630,407
                                 -------------    -------------    -------------    -------------    -------------    -------------

                                        83,741          850,058        4,679,835       70,970,750        1,877,348       42,062,574

Shares redeemed ................      (669,084)      (7,125,315)      (3,753,085)     (58,314,591)      (6,893,465)    (146,067,626)
                                 -------------    -------------    -------------    -------------    -------------    -------------

    Net (decrease) increase ....      (585,343)   $  (6,275,257)         926,750    $  12,656,159       (5,016,117)   $(104,005,052)
                                 =============    =============    =============    =============    =============    =============




See accompanying notes to financial statements


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended  Year ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31,  August 31,   August 31,   August 31,   August 31,   August 31,
                                                         2001 (a)       2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $  12.55     $  26.52     $  16.81     $  13.30     $  22.44     $  16.88

      (Loss) income from investment operations
           Net investment loss .........................    (0.02)       (0.17)       (0.34)       (0.24)       (0.24)       (0.22)
           Net realized and unrealized (loss) gain
               on investments ..........................    (1.58)       (9.05)       10.72         4.89        (6.02)        6.84
                                                         --------     --------     --------     --------     --------     --------
               Total from investment operations ........    (1.60)       (9.22)       10.38         4.65        (6.26)        6.62
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Net realized gain from investment transactions    0.00        (4.75)       (0.67)       (1.14)       (2.88)       (1.06)
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $  10.95     $  12.55     $  26.52     $  16.81     $  13.30     $  22.44
                                                         ========     ========     ========     ========     ========     ========

Total return (c) .......................................   (12.75)%     (38.06)%      63.18 %      36.16 %     (32.12)%      41.14 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $135,159     $162,311     $318,368     $286,081     $369,804     $613,489
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.67 %(b)    1.48 %       1.42 %       1.42 %       1.40 %       1.42 %
           After expense reimbursements and waived fees      1.65 %(b)    1.47 %       1.40 %       1.39 %       1.40 %       1.42 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.22)%(b)   (1.11)%      (1.24)%      (1.15)%      (1.15)%      (1.17)%
           After expense reimbursements and waived fees     (1.20)%(b)   (1.10)%      (1.23)%      (1.12)%      (1.15)%      (1.17)%

      Portfolio turnover rate ..........................    14.66 %      84.73 %      82.00 %     110.27 %      86.18 %     115.51 %


(a) For the period from September 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the current fiscal period in the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights represents the period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $281,895 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended October 31, 2001, there were no such charges.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $21,680,027 and $19,913,921, respectively, for the period ended October 31, 2001.


NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended October 31, 2001, the Fund's expenses were reduced by $4,387 under this agreement.

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, Pennsylvania  15222-5401

Tel: (412) 338-7200
Fax: (412) 338-7380
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the period ended October 31, 2001, and the year ended August 31, 2001, the statements of changes in net assets for the period ended October 31, 2001, and each of the two years in the period ended August 31, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in period ended August 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2001, the results of its operations for the period ended October 31, 2001 and the year ended August 31, 2001, the changes in its net assets for the period ended October 31, 2001 and each of the two years in the period ended August 31, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended August 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 28, 2001


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________



                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


                           Institutional Class Shares



                                  Annual Report


              For the period from March 1, 2001 to October 31, 2001
                                  (See Note 1)



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________


                                                    December 6, 2001


Dear Shareholder:

         The Chesapeake Growth Fund's fiscal year ending October 31, 2001 encompasses the 8 months beginning March 1, 2001. This short fiscal year results from a change in the fund's fiscal year end from February 28 to October 31 in order to coincide with the "excise tax" period which ends each October 31 and which all mutual funds follow.

         Throughout the first part of the year, investors were torn between looking at the anticipated economic downturn and looking through the downturn toward the eventual recovery. Investor attention bounced back and forth between value and growth segments of the market. From the beginning of July, however, investors began to focus singularly on the downturn and its ramifications to corporate results. Evidently, despite the intense attention committed to the economic cycle over the past year, economic weakness had not yet been fully discounted into market prices. This created severe selling pressure on the stocks of cyclically sensitive and growth oriented companies. The September 11 attacks heightened general investor fear, particularly in small/mid caps, but actually changed few of the themes that had dominated prior to that date.

         By late September, investor sentiment had begun to stabilize. Attention turned once again toward growth oriented and cyclically sensitive companies. Companies' quarterly earnings reports in October were better than expected, and the small/mid cap growth universe experienced its first positive month since June. Areas like Retail and Technology dramatically outperformed more defensive areas like Healthcare.

         Losses through the fiscal year were very broad, both within the portfolio and in the midcap marketplace. In the portfolio, the Transport, Healthcare, and Financial sectors were profitable, while all other economic sectors showed losses. Losses in Technology were most severe, followed by Consumer Cyclicals (such as apparel manufacturing and specialty retail). Within the Russell Midcap Growth Index, all economic sectors experienced losses for the period.

         Looking forward, investors will continue to weigh the current economic weakness against anticipated economic improvement. The market's near term performance will depend upon how far forward investors are willing to look and how much current weakness is already factored into share prices. As evidenced by the October rally, we think investors have already begun to look ahead toward better corporate results in 2002 and 2003.


Sincerely,


/s/ W. Whitfield Gardner                          /s/ John L. Lewis, IV

W. Whitfield Gardner                              John L. Lewis, IV



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

                 For the period from April 6, 1994 (Commencement
                       of Operations) to October 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
              The Chesapeake Growth Fund      S&P 500 Total     Russell 2000
                 Institutional Shares         Return Index         Index
--------------------------------------------------------------------------------
  4/6/94             $1,000,000                $1,000,000        $1,000,000
 4/30/94              1,017,400                 1,007,167           992,221
10/31/94              1,124,400                 1,070,963         1,001,925
 4/30/95              1,189,000                 1,183,075         1,045,731
10/31/95              1,494,000                 1,354,144         1,171,751
 4/30/96              1,569,646                 1,540,512         1,387,973
10/31/96              1,532,177                 1,680,419         1,368,020
 4/30/97              1,573,697                 1,927,709         1,388,844
10/31/97              1,996,995                 2,220,039         1,766,013
 4/30/98              2,158,190                 2,719,366         1,980,362
10/31/98              1,740,402                 2,708,251         1,560,552
 4/30/99              2,147,448                 3,312,796         1,798,493
10/31/99              2,368,125                 3,403,442         1,793,705
 4/30/00              3,614,225                 3,648,312         2,132,047
10/31/00              3,740,973                 3,610,747         2,109,533
 4/30/01              2,845,750                 3,175,053         2,073,312
10/31/01              2,034,184                 2,711,526         1,845,018


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

             --------------- ---------------- ----------------------
                                                   Since 4/6/94
                 One Year       Five Years       (Commencement of
                                                   Operations)
             --------------- ---------------- ----------------------
                 (45.62)%          5.83 %             9.83 %
             --------------- ---------------- ----------------------


>>   The  graph  assumes  an  initial  $1,000,000  investment  at April 6,  1994
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At October 31, 2001, the value of the Fund's Institutional Shares would have increased to $2,034,184 - a cumulative total investment return of 103.42% since April 6, 1994.

>> At October 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $2,711,526 - a cumulative total investment return of 171.15%; while a similar investment in the Russell 2000 Index would have increased to $1,845,018 - a cumulative total investment return of 84.50% since April 6, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.33%

      Apparel Manufacturing - 4.44%
        (a)Jones Apparel Group, Inc. .................................................                280,600           $  7,744,560
                                                                                                                        ------------

      Broadcast - Cable - 3.96%
        (a)Adelphia Communications Corporation .......................................                 97,100              2,148,823
        (a)Charter Communications ....................................................                209,100              2,956,674
        (a)Grupo Televisa S.A. - ADR .................................................                 58,800              1,790,460
                                                                                                                        ------------
                                                                                                                           6,895,957
                                                                                                                        ------------
      Computer Software & Services - 6.89%
        (a)Cadence Design Systems, Inc. ..............................................                197,600              4,177,264
        (a)CheckFree Corp. ...........................................................                 64,300                905,344
        (a)Electronic Arts Inc. ......................................................                 32,400              1,667,304
        (a)McDATA Corporation ........................................................                125,324              1,843,516
        (a)VeriSign, Inc. ............................................................                 39,400              1,525,174
        (a)WebMD Corporation .........................................................                411,200              1,887,408
                                                                                                                        ------------
                                                                                                                          12,006,010
                                                                                                                        ------------
      Computers - 6.09%
        (a)EMC Corporation ...........................................................                157,400              1,939,168
        (a)Enterasys Networks, Inc. ..................................................                116,500                927,340
        (a)Extreme Networks, Inc. ....................................................                120,300              1,406,307
        (a)QLogic Corporation ........................................................                104,600              4,116,010
        (a)Sun Microsystems, Inc. ....................................................                219,600              2,228,940
                                                                                                                        ------------
                                                                                                                          10,617,765
                                                                                                                        ------------
      Electronics - 1.00%
        (a)Celestica Inc. ............................................................                 51,000              1,750,830
                                                                                                                        ------------

      Electronics - Semiconductor - 8.81%
        (a)Amkor Technology, Inc. ....................................................                117,800              1,466,610
        (a)Applied Micro Circuits Corporation ........................................                185,900              2,050,477
        (a)Chartered Semiconductor Manufacturing Limited - ADR .......................                 80,000              1,564,800
        (a)Integrated Device Technology, Inc. ........................................                 86,500              2,409,025
        (a)International Rectifier Corporation .......................................                 44,800              1,572,928
        (a)KLA-Tencor Corporation ....................................................                 28,600              1,168,596
        (a)LSI Logic Corporation .....................................................                110,800              1,878,060
        (a)Novellus Systems, Inc. ....................................................                 25,200                832,356
        (a)Semtech Corporation .......................................................                 63,700              2,404,675
                                                                                                                        ------------
                                                                                                                          15,347,527
                                                                                                                        ------------
      Entertainment - 3.77%
        (a)Gemstar-TV Guide International, Inc. ......................................                124,900              2,531,723
        (a)Metro-Goldwyn-Mayer Inc. ..................................................                107,800              1,731,268
        (a)USA Networks, Inc. ........................................................                124,900              2,303,156
                                                                                                                        ------------
                                                                                                                           6,566,147
                                                                                                                        ------------
      Financial - Consumer Credit - 0.75%
        (a)AmeriCredit Corporation ...................................................                 84,900              1,315,101
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial Services - Commercial - 3.43%
           Capital One Financial Corporation .......................................                  51,100            $  2,110,941
           H&R Block, Inc. .........................................................                 113,300               3,861,264
                                                                                                                        ------------
                                                                                                                           5,972,205
                                                                                                                        ------------
      Holding Companies - Diversified - 1.41%
           ITT Industries, Inc. ....................................................                  51,300               2,465,991
                                                                                                                        ------------

      Insurance - Brokerage - 3.29%
           Arthur J. Gallagher & Co. ...............................................                  77,400               2,828,196
        (a)Willis Group Holdings Limited ...........................................                 124,500               2,899,605
                                                                                                                        ------------
                                                                                                                           5,727,801
                                                                                                                        ------------
      Investment Analysis - 2.36%
           Moody's Corporation .....................................................                 118,400               4,110,848
                                                                                                                        ------------

      Medical - Biotechnology - 1.64%
        (a)Transkaryotic Therapies, Inc. ...........................................                  75,000               2,854,500
                                                                                                                        ------------

      Medical - Hospital Management & Services - 7.36%
           HCA-The Healthcare Company ..............................................                  93,700               3,716,142
        (a)HEALTHSOUTH Corporation .................................................                 606,300               7,894,026
        (a)Manor Care, Inc. ........................................................                  51,900               1,212,384
                                                                                                                        ------------
                                                                                                                          12,822,552
                                                                                                                        ------------
      Medical Supplies - 10.93%
           Allergan, Inc. ..........................................................                  25,200               1,795,248
           Becton, Dickinson & Company .............................................                  61,200               2,191,572
           Biomet, Inc. ............................................................                  85,575               2,610,037
        (a)Boston Scientific Corporation ...........................................                  96,500               2,200,200
           Johnson & Johnson .......................................................                  42,860               2,482,023
        (a)ORATEC Interventions, Inc. ..............................................                  61,200                 375,768
        (a)St. Jude Medical, Inc. ..................................................                 104,100               7,391,100
                                                                                                                        ------------
                                                                                                                          19,045,948
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 7.59%
        (a)BJ Services Company .....................................................                 109,600               2,799,184
        (a)Hanover Compressor Company ..............................................                  43,100               1,188,698
        (a)Nabors Industries, Inc. .................................................                  60,500               1,859,770
        (a)Noble Drilling Corporation ..............................................                  68,300               2,086,565
           Santa Fe International Corporation ......................................                 140,000               3,407,600
           The Williams Companies, Inc. ............................................                  65,600               1,893,872
                                                                                                                        ------------
                                                                                                                          13,235,689
                                                                                                                        ------------
      Pharmaceuticals - 4.84%
        (a)Andrx Group .............................................................                  36,300               2,356,959
           ICN Pharmaceuticals, Inc. ...............................................                 102,600               2,483,946
           Teva Pharmaceuticals Industries Ltd. ....................................                  58,200               3,596,760
                                                                                                                        ------------
                                                                                                                           8,437,665
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceutical Services - 0.74%
        (a)Express Scripts, Inc. ...............................................                    31,500              $  1,289,610
                                                                                                                        ------------

      Retail - Drug Stores - 1.60%
        (a)Rite Aid Corporation ................................................                   503,900                 2,781,528
                                                                                                                        ------------

      Retail - Specialty Line - 1.85%
        (a)Amazon.com, Inc. ....................................................                   208,900                 1,458,122
        (a)Toys "R" Us, Inc. ...................................................                    93,300                 1,772,700
                                                                                                                        ------------
                                                                                                                           3,230,822
                                                                                                                        ------------
      Scientific & Technical Instruments - 1.28%
        (a)Apogent Technologies Inc. ...........................................                    94,900                 2,229,201
                                                                                                                        ------------

      Telecommunications - Equipment - 7.21%
        (a)Advanced Fibre Communications, Inc. .................................                    79,000                 1,471,770
        (a)Comverse Technology, Inc. ...........................................                    31,400                   590,634
        (a)JDS Uniphase Corporation ............................................                   453,800                 3,625,862
        (a)QUALCOMM Inc. .......................................................                    56,200                 2,760,544
        (a)Tekelec .............................................................                    78,300                 1,503,360
        (a)UTStarcom, Inc. .....................................................                   111,100                 2,608,628
                                                                                                                        ------------
                                                                                                                          12,560,798
                                                                                                                        ------------
      Tire & Rubber - 1.17%
           The Goodyear Tire & Rubber Company ..................................                   109,900                 2,047,437
                                                                                                                        ------------

      Toys - 1.67%
        (a)Mattel, Inc. ........................................................                   153,300                 2,901,969
                                                                                                                        ------------

      Transportation - Air - 1.32%
           Southwest Airlines Company ..........................................                   145,200                 2,308,680
                                                                                                                        ------------

      Transportation - Rail - 1.47%
           Norfolk Southern Corporation ........................................                   152,800                 2,559,400
                                                                                                                        ------------

      Utilities - Electric - 2.46%
        (a)Mirant Corporation ..................................................                    66,500                 1,729,000
        (a)The AES Corporation .................................................                   185,300                 2,549,728
                                                                                                                        ------------
                                                                                                                           4,278,728
                                                                                                                        ------------

           Total Common Stocks (Cost $170,886,988) .......................................................               173,105,269
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                 Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 1.21%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...............................             2,106,870              $  2,106,870
           (Cost $2,106,870)                                                                                           ------------


Total Value of Investments (Cost $172,993,858 (b)) ................................                100.54 %            $175,212,139
Liabilities in Excess of Other Assets .............................................                 (0.54)%                (932,398)
                                                                                                   ------              ------------
      Net Assets ..................................................................                100.00 %            $174,279,741
                                                                                                   ======              ============





      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $173,706,419. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 25,078,672
           Unrealized depreciation ......................................................................               (23,572,952)
                                                                                                                       ------------

                      Net unrealized appreciation .......................................................              $  1,505,720
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt

















See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2001


ASSETS
      Investments, at value (cost $172,993,858) ......................................................                $ 175,212,139
      Income receivable ..............................................................................                       26,753
      Receivable for investments sold ................................................................                    1,004,156
      Receivable for fund shares sold ................................................................                        9,586
                                                                                                                      -------------

           Total assets ..............................................................................                  176,252,634
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,110
      Payable for investment purchases ...............................................................                    1,866,129
      Disbursements in excess of cash on demand deposit ..............................................                       38,068
      Other liabilites ...............................................................................                       17,586
                                                                                                                      -------------

           Total liabilities .........................................................................                    1,972,893
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 174,279,741
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 237,583,693
      Accumulated net realized loss on investments ...................................................                  (65,522,233)
      Net unrealized appreciation on investments .....................................................                    2,218,281
                                                                                                                      -------------
                                                                                                                      $ 174,279,741
                                                                                                                      =============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($58,666,515 / 6,077,173 shares) ..........................................................                $        9.65
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($15,225,083 / 1,641,187 shares) ..........................................................                $        9.28
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $9.28) ...........................................                $        9.57
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($100,388,143 / 10,259,621 shares) ........................................................                $        9.78
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Period ended           Year ended
                                                                                                 October 31,          February 28,
                                                                                                  2001 (a)                2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends .................................................................         $     652,509          $     725,197
           Miscellaneous .............................................................                 3,272                      0
                                                                                               -------------          -------------
               Total income ..........................................................               655,781                725,197
                                                                                               -------------          -------------

      Expenses
           Investment advisory fees (note 2) .........................................             1,448,519              3,126,753
           Fund administration fees (note 2) .........................................                58,650                123,798
           Distribution fees - Class A Investor Shares (note 3) ......................                35,439                 86,915
           Distribution fees - Class C Investor Shares (note 3) ......................                     0                  2,229
           Distribution fees - Class D Investor Shares (note 3) ......................                     0                  6,528
           Custody fees ..............................................................                11,299                 22,732
           Registration and filing administration fees (note 2) ......................                 7,483                 13,117
           Fund accounting fees (note 2) .............................................                42,154                 52,000
           Audit fees ................................................................                18,525                 21,627
           Legal fees ................................................................                 8,947                  4,001
           Securities pricing fees ...................................................                 4,299                  5,693
           Shareholder administrative fees (note 2) ..................................                16,667                 29,167
           Shareholder recordkeeping fees ............................................                18,000                 23,250
           Other accounting fees (note 2) ............................................                     0                  2,697
           Shareholder servicing expenses ............................................                 9,676                 13,836
           Registration and filing expenses ..........................................                16,218                 25,000
           Printing expenses .........................................................                13,875                 21,538
           Trustee fees and meeting expenses .........................................                 6,042                  8,443
           Other operating expenses ..................................................                17,746                 31,000
                                                                                               -------------          -------------
               Total expenses ........................................................             1,733,539              3,620,324
                                                                                               -------------          -------------

                    Less:
                        Expense reimbursements (note 5) ..............................               (49,429)               (39,641)
                        Shareholder administrative fees waived (note 2) ..............                     0                 (4,167)
                                                                                               -------------          -------------
               Net expenses ..........................................................             1,684,110              3,576,516
                                                                                               -------------          -------------

                    Net investment loss ..............................................            (1,028,329)            (2,851,319)
                                                                                               -------------          -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized (loss) gain from investment transactions ..........................           (58,020,627)            56,372,713
      Decrease in unrealized appreciation on investments .............................            (8,015,018)          (171,689,068)
                                                                                               -------------          -------------

           Net realized and unrealized loss on investments ...........................           (66,035,645)          (115,316,355)
                                                                                               -------------          -------------

               Net decrease in net assets resulting from operations ..................         $ (67,063,974)         $(118,167,674)
                                                                                               =============          =============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Period ended    Year ended      Year ended
                                                                                         October 31,   February 28,    February 29,
                                                                                          2001 (a)         2001            2000
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ...................................................       $ (1,028,329)   $ (2,851,319)   $ (2,553,415)
         Net realized (loss) gain from investment transactions .................        (58,020,627)     56,372,713      74,143,440
         (Decrease) increase in unrealized appreciation on investments .........         (8,015,018)   (171,689,068)    143,056,554
                                                                                       ------------    ------------    ------------
              Net (decrease) increase in net assets resulting from operations ..        (67,063,974)   (118,167,674)    214,646,579
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ........................                  0    (117,489,833)    (14,253,595)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital
              share transactions (b) ...........................................          1,607,786      71,165,624      (9,336,094)
                                                                                       ------------    ------------    ------------
                     Total (decrease) increase in net assets ...................        (65,456,188)   (164,491,883)    191,056,890
NET ASSETS
     Beginning of period .......................................................        239,735,929     404,227,812     213,170,922
                                                                                       ------------    ------------    ------------
     End of period .............................................................       $174,279,741    $239,735,929    $404,227,812
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:
                                       ---------------------------------------------------------------------------------------------
                                                Period ended                    Year ended                      Year ended
                                            October 31, 2001 (a)             February 28, 2001               February 29, 2000
                                           Shares          Value           Shares          Value           Shares          Value
                                       ---------------------------------------------------------------------------------------------
--------------------------------------
         INSTITUTIONAL SHARES
--------------------------------------
Shares sold ..........................    1,460,319    $ 17,255,503         974,993    $ 17,646,900         466,088    $ 10,224,819
Shares issued for reinvestment of
     distributions ...................            0               0       1,956,140      32,237,192         185,999       3,965,509
Shares redeemed ......................   (1,016,251)    (11,548,223)       (938,074)    (25,656,191)       (833,274)    (16,268,434)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) .........      444,068    $  5,707,280       1,993,059    $ 24,227,901        (181,187)   $ (2,078,106)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS A INVESTOR SHARES
--------------------------------------
Shares sold ..........................       87,678    $    925,672         426,482    $ 10,448,813          45,720    $  1,042,915
Shares issued for reinvestment of
     distributions ...................            0               0         863,610      13,740,026          57,159       1,197,474
Shares redeemed ......................     (448,674)     (5,025,166)       (310,401)     (6,155,909)       (655,988)    (12,362,303)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase .........     (360,996)   $ (4,099,494)        979,691    $ 18,032,930        (553,109)   $(10,121,914)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS C INVESTOR SHARES
--------------------------------------
Shares sold ..........................            0    $          0           3,202    $    111,301           6,563    $    113,580
Shares issued for reinvestment of
     distributions ...................            0               0               0               0           7,682         150,104
Shares redeemed ......................            0               0         (68,159)     (1,683,457)       (125,773)     (2,408,595)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ....................            0    $          0         (64,957)   $ (1,572,156)       (111,528)   $ (2,144,911)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS D INVESTOR SHARES
--------------------------------------
Shares sold ..........................            0    $          0           2,337    $     66,451           4,386    $     75,662
Shares issued for reinvestment of
     distributions ...................            0               0               0               0          18,187         371,374
Shares redeemed ......................            0               0        (313,584)     (8,343,664)       (213,709)     (3,787,932)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ....................            0    $          0        (311,247)   $ (8,277,213)       (191,136)   $ (3,340,896)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
      SUPER-INSTITUTIONAL SHARES
--------------------------------------
Shares sold ..........................            0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ...................            0               0       4,121,952      68,754,162         389,265       8,349,733
Shares redeemed ......................            0               0      (1,034,483)    (30,000,000)              0               0
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ....................            0    $          0       3,087,469    $ 38,754,162         389,265    $  8,349,733
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
             FUND SUMMARY
--------------------------------------
Shares sold ..........................    1,547,997    $ 18,181,175       1,407,014    $ 28,273,465         522,757    $ 11,456,976
Shares issued for reinvestment of
     distributions ...................            0               0       6,941,702     114,731,380         658,292      14,034,194
Shares redeemed ......................   (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)     (1,828,744)    (34,827,264)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) .........       83,072    $  1,607,786       5,684,015    $ 71,165,624        (647,695)   $ (9,336,094)
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended  Year ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, February 28, February 29, February 28, February 28, February 28,
                                                         2001 (a)       2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $  13.35     $  33.08     $  16.60     $  17.86     $  16.26     $  14.45

      (Loss) income from investment operations
           Net investment loss .........................    (0.06)       (0.15)       (0.21)       (0.17)       (0.15)       (0.13)
           Net realized and unrealized (loss) gain
               on investments ..........................    (3.64)       (8.38)       17.92        (0.63)        4.22         1.94
                                                         --------     --------     --------     --------     --------     --------

               Total from investment operations ........    (3.70)       (8.53)       17.71        (0.80)        4.07         1.81
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized gains      0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment transactions    0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                         --------     --------     --------     --------     --------     --------

               Total distributions .....................     0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %      12.53 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858     $ 77,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %       1.23 %
           After expense reimbursements and waived fees      1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %       1.22 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%      (0.85)%
           After expense reimbursements and waived fees     (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%      (0.84)%

      Portfolio turnover rate ..........................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.


See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended  Year ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, February 28, February 29, February 28, February 28, February 28,
                                                         2001 (a)       2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............         $ 12.88      $ 32.47      $ 16.37      $ 17.69      $ 16.18      $ 14.42

      (Loss) income from investment operations
           Net investment loss ..................           (0.11)       (0.22)       (0.33)       (0.24)       (0.21)       (0.18)
           Net realized and unrealized (loss) gain
               on investments ...................           (3.49)       (8.17)       17.66        (0.62)        4.19         1.94
                                                          -------      -------      -------      -------      -------      -------

               Total from investment operations             (3.60)       (8.39)       17.33        (0.86)        3.98         1.76
                                                          -------      -------      -------      -------      -------      -------

      Distributions to shareholders from
           Tax return of capital ................            0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized
               gains ............................            0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment
               transactions .....................            0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                          -------      -------      -------      -------      -------      -------

               Total distributions ..............            0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                          -------      -------      -------      -------      -------      -------

Net asset value, end of period ..................         $  9.28      $ 12.88      $ 32.47      $ 16.37      $ 17.69      $ 16.18
                                                          =======      =======      =======      =======      =======      =======

Total return (c) ................................          (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %      12.21 %
                                                          =======      =======      =======      =======      =======      =======

Ratios/supplemental data
      Net assets, end of period (000's) .........         $15,225      $25,779      $33,200      $25,797      $40,924      $39,376
                                                          =======      =======      =======      =======      =======      =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %       1.54 %
           After expense reimbursements and waived fees      1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %       1.53 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%      (1.16)%
           After expense reimbursements and waived fees     (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%      (1.15)%

      Portfolio turnover rate ..........................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      June 12, 1996
                                                                                                                      (commencement
                                                    Period ended  Year ended   Year ended   Year ended   Year ended  of operations)
                                                     October 31, February 28, February 29, February 28, February 28, to February 28,
                                                      2001 (a)       2001         2000         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................ $  13.52     $  33.30     $  16.68     $  17.92     $  16.29     $  15.53

      (Loss) income from investment operations
           Net investment loss ......................    (0.05)       (0.15)       (0.18)       (0.11)       (0.12)       (0.07)
           Net realized and unrealized (loss) gain
               on investments .......................    (3.69)       (8.43)       18.03        (0.67)        4.22         0.83
                                                      --------     --------     --------     --------     --------     --------

               Total from investment operations .....    (3.74)       (8.58)       17.85        (0.78)        4.10         0.76
                                                      --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital ....................     0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized gains   0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment transactions 0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                      --------     --------     --------     --------     --------     --------

               Total distributions ..................     0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                      --------     --------     --------     --------     --------     --------

Net asset value, end of period ...................... $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29
                                                      ========     ========     ========     ========     ========     ========

Total return ........................................   (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %       4.89 %(b)
                                                      ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ............. $100,388     $138,736     $238,827     $113,148     $118,246     $ 94,340
                                                      ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.09 %(c)    1.06 %       1.08 %       1.05 %       1.06 %       1.08 %(c)
           After expense reimbursements and waived fees   1.05 %(c)    1.05 %       1.04 %       0.99 %       1.04 %       1.04 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (0.64)%(c)   (0.83)%      (0.91)%      (0.71)%      (0.77)%      (0.75)%(c)
           After expense reimbursements and waived fees  (0.60)%(c)   (0.82)%      (0.87)%      (0.64)%      (0.75)%      (0.72)%(c)

      Portfolio turnover rate .......................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Aggregate return.  Not annualized.
(c)   Annualized.

See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the current fiscal period in the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights represents the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bears distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,028,329 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



         North Carolina Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended October 31, 2001, the Distributor retained sales charges in the amount of $221.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $35,439 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended October 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $207,740,789 and $201,254,328, respectively, for the period ended October 31, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended October 31, 2001, the Fund's expenses were reduced by $49,429 under this arrangement.

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, Pennsylvania  15222-5401

Tel: (412) 338-7200
Fax: (412) 338-7380
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the period ended October 31, 2001, and the year ended February 28, 2001, the statements of changes in net assets for the period ended October 31, 2001, and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2001, the results of its operations for the period ended October 31, 2001 and year ended February 28, 2001, the changes in its net assets for the period ended October 31, 2001 and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 28, 2001


________

Deloitte
Touche
Tohmatsu
________

                   (This page was intentionally left blank.)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


                        Super-Institutional Class Shares



                                  Annual Report


              For the period from March 1, 2001 to October 31, 2001
                                  (See Note 1)



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________


                                                    December 6, 2001


Dear Shareholder:

         The Chesapeake Growth Fund's fiscal year ending October 31, 2001 encompasses the 8 months beginning March 1, 2001. This short fiscal year results from a change in the fund's fiscal year end from February 28 to October 31 in order to coincide with the "excise tax" period which ends each October 31 and which all mutual funds follow.

         Throughout the first part of the year, investors were torn between looking at the anticipated economic downturn and looking through the downturn toward the eventual recovery. Investor attention bounced back and forth between value and growth segments of the market. From the beginning of July, however, investors began to focus singularly on the downturn and its ramifications to corporate results. Evidently, despite the intense attention committed to the economic cycle over the past year, economic weakness had not yet been fully discounted into market prices. This created severe selling pressure on the stocks of cyclically sensitive and growth oriented companies. The September 11 attacks heightened general investor fear, particularly in small/mid caps, but actually changed few of the themes that had dominated prior to that date.

         By late September, investor sentiment had begun to stabilize. Attention turned once again toward growth oriented and cyclically sensitive companies. Companies' quarterly earnings reports in October were better than expected, and the small/mid cap growth universe experienced its first positive month since June. Areas like Retail and Technology dramatically outperformed more defensive areas like Healthcare.

         Losses through the fiscal year were very broad, both within the portfolio and in the midcap marketplace. In the portfolio, the Transport, Healthcare, and Financial sectors were profitable, while all other economic sectors showed losses. Losses in Technology were most severe, followed by Consumer Cyclicals (such as apparel manufacturing and specialty retail). Within the Russell Midcap Growth Index, all economic sectors experienced losses for the period.

         Looking forward, investors will continue to weigh the current economic weakness against anticipated economic improvement. The market's near term performance will depend upon how far forward investors are willing to look and how much current weakness is already factored into share prices. As evidenced by the October rally, we think investors have already begun to look ahead toward better corporate results in 2002 and 2003.


Sincerely,


/s/ W. Whitfield Gardner                          /s/ John L. Lewis, IV

W. Whitfield Gardner                              John L. Lewis, IV



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares

                   Performance Update - $50,000,000 Investment

                 For the period from June 12, 1996 (Commencement
                       of Operations) to October 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
              The Chesapeake Growth Fund      S&P 500 Total     Russell 2000
              Super-Institutional Shares      Return Index         Index
--------------------------------------------------------------------------------
 6/12/96             $ 50,000,000            $ 50,000,000       $50,000,000
10/31/96               48,744,366              53,121,406        47,654,042
 4/30/97               50,096,587              60,938,722        48,379,446
10/31/97               63,650,998              70,179,878        61,517,872
 4/30/98               68,847,912              85,964,600        68,984,581
10/31/98               55,569,839              85,613,240        54,360,762
 4/30/99               68,579,026             104,724,088        62,649,284
10/31/99               75,704,609             107,589,594        62,864,069
 4/30/00              115,608,964             115,330,427        74,721,956
10/31/00              119,715,076             114,142,936        73,932,918
 4/30/01               91,094,028             100,369,761        72,663,481
10/31/01               65,171,879              85,716,750        64,662,451


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Super-Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

             --------------- ---------------- ----------------------
                                                   Since 6/12/96
                 One Year       Five Years       (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (45.56)%         5.97 %              5.04 %
             --------------- ---------------- ----------------------


>>   The graph  assumes  an  initial  $50,000,000  investment  at June 12,  1996
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At October 31, 2001, the value of the Fund's Super-Institutional Shares would have increased to $65,171,879 - a cumulative total investment return of 30.34% since June 12, 1996.

>> At October 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $85,716,750 - a cumulative total investment return of 71.43%; while a similar investment in the Russell 2000 Index would have increased to $64,662,451 - a cumulative total investment return of 29.32% since June 12, 1996.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.33%

      Apparel Manufacturing - 4.44%
        (a)Jones Apparel Group, Inc. .................................................                280,600           $  7,744,560
                                                                                                                        ------------

      Broadcast - Cable - 3.96%
        (a)Adelphia Communications Corporation .......................................                 97,100              2,148,823
        (a)Charter Communications ....................................................                209,100              2,956,674
        (a)Grupo Televisa S.A. - ADR .................................................                 58,800              1,790,460
                                                                                                                        ------------
                                                                                                                           6,895,957
                                                                                                                        ------------
      Computer Software & Services - 6.89%
        (a)Cadence Design Systems, Inc. ..............................................                197,600              4,177,264
        (a)CheckFree Corp. ...........................................................                 64,300                905,344
        (a)Electronic Arts Inc. ......................................................                 32,400              1,667,304
        (a)McDATA Corporation ........................................................                125,324              1,843,516
        (a)VeriSign, Inc. ............................................................                 39,400              1,525,174
        (a)WebMD Corporation .........................................................                411,200              1,887,408
                                                                                                                        ------------
                                                                                                                          12,006,010
                                                                                                                        ------------
      Computers - 6.09%
        (a)EMC Corporation ...........................................................                157,400              1,939,168
        (a)Enterasys Networks, Inc. ..................................................                116,500                927,340
        (a)Extreme Networks, Inc. ....................................................                120,300              1,406,307
        (a)QLogic Corporation ........................................................                104,600              4,116,010
        (a)Sun Microsystems, Inc. ....................................................                219,600              2,228,940
                                                                                                                        ------------
                                                                                                                          10,617,765
                                                                                                                        ------------
      Electronics - 1.00%
        (a)Celestica Inc. ............................................................                 51,000              1,750,830
                                                                                                                        ------------

      Electronics - Semiconductor - 8.81%
        (a)Amkor Technology, Inc. ....................................................                117,800              1,466,610
        (a)Applied Micro Circuits Corporation ........................................                185,900              2,050,477
        (a)Chartered Semiconductor Manufacturing Limited - ADR .......................                 80,000              1,564,800
        (a)Integrated Device Technology, Inc. ........................................                 86,500              2,409,025
        (a)International Rectifier Corporation .......................................                 44,800              1,572,928
        (a)KLA-Tencor Corporation ....................................................                 28,600              1,168,596
        (a)LSI Logic Corporation .....................................................                110,800              1,878,060
        (a)Novellus Systems, Inc. ....................................................                 25,200                832,356
        (a)Semtech Corporation .......................................................                 63,700              2,404,675
                                                                                                                        ------------
                                                                                                                          15,347,527
                                                                                                                        ------------
      Entertainment - 3.77%
        (a)Gemstar-TV Guide International, Inc. ......................................                124,900              2,531,723
        (a)Metro-Goldwyn-Mayer Inc. ..................................................                107,800              1,731,268
        (a)USA Networks, Inc. ........................................................                124,900              2,303,156
                                                                                                                        ------------
                                                                                                                           6,566,147
                                                                                                                        ------------
      Financial - Consumer Credit - 0.75%
        (a)AmeriCredit Corporation ...................................................                 84,900              1,315,101
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial Services - Commercial - 3.43%
           Capital One Financial Corporation .......................................                  51,100            $  2,110,941
           H&R Block, Inc. .........................................................                 113,300               3,861,264
                                                                                                                        ------------
                                                                                                                           5,972,205
                                                                                                                        ------------
      Holding Companies - Diversified - 1.41%
           ITT Industries, Inc. ....................................................                  51,300               2,465,991
                                                                                                                        ------------

      Insurance - Brokerage - 3.29%
           Arthur J. Gallagher & Co. ...............................................                  77,400               2,828,196
        (a)Willis Group Holdings Limited ...........................................                 124,500               2,899,605
                                                                                                                        ------------
                                                                                                                           5,727,801
                                                                                                                        ------------
      Investment Analysis - 2.36%
           Moody's Corporation .....................................................                 118,400               4,110,848
                                                                                                                        ------------

      Medical - Biotechnology - 1.64%
        (a)Transkaryotic Therapies, Inc. ...........................................                  75,000               2,854,500
                                                                                                                        ------------

      Medical - Hospital Management & Services - 7.36%
           HCA-The Healthcare Company ..............................................                  93,700               3,716,142
        (a)HEALTHSOUTH Corporation .................................................                 606,300               7,894,026
        (a)Manor Care, Inc. ........................................................                  51,900               1,212,384
                                                                                                                        ------------
                                                                                                                          12,822,552
                                                                                                                        ------------
      Medical Supplies - 10.93%
           Allergan, Inc. ..........................................................                  25,200               1,795,248
           Becton, Dickinson & Company .............................................                  61,200               2,191,572
           Biomet, Inc. ............................................................                  85,575               2,610,037
        (a)Boston Scientific Corporation ...........................................                  96,500               2,200,200
           Johnson & Johnson .......................................................                  42,860               2,482,023
        (a)ORATEC Interventions, Inc. ..............................................                  61,200                 375,768
        (a)St. Jude Medical, Inc. ..................................................                 104,100               7,391,100
                                                                                                                        ------------
                                                                                                                          19,045,948
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 7.59%
        (a)BJ Services Company .....................................................                 109,600               2,799,184
        (a)Hanover Compressor Company ..............................................                  43,100               1,188,698
        (a)Nabors Industries, Inc. .................................................                  60,500               1,859,770
        (a)Noble Drilling Corporation ..............................................                  68,300               2,086,565
           Santa Fe International Corporation ......................................                 140,000               3,407,600
           The Williams Companies, Inc. ............................................                  65,600               1,893,872
                                                                                                                        ------------
                                                                                                                          13,235,689
                                                                                                                        ------------
      Pharmaceuticals - 4.84%
        (a)Andrx Group .............................................................                  36,300               2,356,959
           ICN Pharmaceuticals, Inc. ...............................................                 102,600               2,483,946
           Teva Pharmaceuticals Industries Ltd. ....................................                  58,200               3,596,760
                                                                                                                        ------------
                                                                                                                           8,437,665
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceutical Services - 0.74%
        (a)Express Scripts, Inc. ...............................................                    31,500              $  1,289,610
                                                                                                                        ------------

      Retail - Drug Stores - 1.60%
        (a)Rite Aid Corporation ................................................                   503,900                 2,781,528
                                                                                                                        ------------

      Retail - Specialty Line - 1.85%
        (a)Amazon.com, Inc. ....................................................                   208,900                 1,458,122
        (a)Toys "R" Us, Inc. ...................................................                    93,300                 1,772,700
                                                                                                                        ------------
                                                                                                                           3,230,822
                                                                                                                        ------------
      Scientific & Technical Instruments - 1.28%
        (a)Apogent Technologies Inc. ...........................................                    94,900                 2,229,201
                                                                                                                        ------------

      Telecommunications - Equipment - 7.21%
        (a)Advanced Fibre Communications, Inc. .................................                    79,000                 1,471,770
        (a)Comverse Technology, Inc. ...........................................                    31,400                   590,634
        (a)JDS Uniphase Corporation ............................................                   453,800                 3,625,862
        (a)QUALCOMM Inc. .......................................................                    56,200                 2,760,544
        (a)Tekelec .............................................................                    78,300                 1,503,360
        (a)UTStarcom, Inc. .....................................................                   111,100                 2,608,628
                                                                                                                        ------------
                                                                                                                          12,560,798
                                                                                                                        ------------
      Tire & Rubber - 1.17%
           The Goodyear Tire & Rubber Company ..................................                   109,900                 2,047,437
                                                                                                                        ------------

      Toys - 1.67%
        (a)Mattel, Inc. ........................................................                   153,300                 2,901,969
                                                                                                                        ------------

      Transportation - Air - 1.32%
           Southwest Airlines Company ..........................................                   145,200                 2,308,680
                                                                                                                        ------------

      Transportation - Rail - 1.47%
           Norfolk Southern Corporation ........................................                   152,800                 2,559,400
                                                                                                                        ------------

      Utilities - Electric - 2.46%
        (a)Mirant Corporation ..................................................                    66,500                 1,729,000
        (a)The AES Corporation .................................................                   185,300                 2,549,728
                                                                                                                        ------------
                                                                                                                           4,278,728
                                                                                                                        ------------

           Total Common Stocks (Cost $170,886,988) .......................................................               173,105,269
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                 Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 1.21%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...............................             2,106,870              $  2,106,870
           (Cost $2,106,870)                                                                                           ------------


Total Value of Investments (Cost $172,993,858 (b)) ................................                100.54 %            $175,212,139
Liabilities in Excess of Other Assets .............................................                 (0.54)%                (932,398)
                                                                                                   ------              ------------
      Net Assets ..................................................................                100.00 %            $174,279,741
                                                                                                   ======              ============





      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $173,706,419. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 25,078,672
           Unrealized depreciation ......................................................................               (23,572,952)
                                                                                                                       ------------

                      Net unrealized appreciation .......................................................              $  1,505,720
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt

















See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2001


ASSETS
      Investments, at value (cost $172,993,858) ......................................................                $ 175,212,139
      Income receivable ..............................................................................                       26,753
      Receivable for investments sold ................................................................                    1,004,156
      Receivable for fund shares sold ................................................................                        9,586
                                                                                                                      -------------

           Total assets ..............................................................................                  176,252,634
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,110
      Payable for investment purchases ...............................................................                    1,866,129
      Disbursements in excess of cash on demand deposit ..............................................                       38,068
      Other liabilites ...............................................................................                       17,586
                                                                                                                      -------------

           Total liabilities .........................................................................                    1,972,893
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 174,279,741
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 237,583,693
      Accumulated net realized loss on investments ...................................................                  (65,522,233)
      Net unrealized appreciation on investments .....................................................                    2,218,281
                                                                                                                      -------------
                                                                                                                      $ 174,279,741
                                                                                                                      =============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($58,666,515 / 6,077,173 shares) ..........................................................                $        9.65
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($15,225,083 / 1,641,187 shares) ..........................................................                $        9.28
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $9.28) ...........................................                $        9.57
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($100,388,143 / 10,259,621 shares) ........................................................                $        9.78
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Period ended           Year ended
                                                                                                 October 31,          February 28,
                                                                                                  2001 (a)                2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends .................................................................         $     652,509          $     725,197
           Miscellaneous .............................................................                 3,272                      0
                                                                                               -------------          -------------
               Total income ..........................................................               655,781                725,197
                                                                                               -------------          -------------

      Expenses
           Investment advisory fees (note 2) .........................................             1,448,519              3,126,753
           Fund administration fees (note 2) .........................................                58,650                123,798
           Distribution fees - Class A Investor Shares (note 3) ......................                35,439                 86,915
           Distribution fees - Class C Investor Shares (note 3) ......................                     0                  2,229
           Distribution fees - Class D Investor Shares (note 3) ......................                     0                  6,528
           Custody fees ..............................................................                11,299                 22,732
           Registration and filing administration fees (note 2) ......................                 7,483                 13,117
           Fund accounting fees (note 2) .............................................                42,154                 52,000
           Audit fees ................................................................                18,525                 21,627
           Legal fees ................................................................                 8,947                  4,001
           Securities pricing fees ...................................................                 4,299                  5,693
           Shareholder administrative fees (note 2) ..................................                16,667                 29,167
           Shareholder recordkeeping fees ............................................                18,000                 23,250
           Other accounting fees (note 2) ............................................                     0                  2,697
           Shareholder servicing expenses ............................................                 9,676                 13,836
           Registration and filing expenses ..........................................                16,218                 25,000
           Printing expenses .........................................................                13,875                 21,538
           Trustee fees and meeting expenses .........................................                 6,042                  8,443
           Other operating expenses ..................................................                17,746                 31,000
                                                                                               -------------          -------------
               Total expenses ........................................................             1,733,539              3,620,324
                                                                                               -------------          -------------

                    Less:
                        Expense reimbursements (note 5) ..............................               (49,429)               (39,641)
                        Shareholder administrative fees waived (note 2) ..............                     0                 (4,167)
                                                                                               -------------          -------------
               Net expenses ..........................................................             1,684,110              3,576,516
                                                                                               -------------          -------------

                    Net investment loss ..............................................            (1,028,329)            (2,851,319)
                                                                                               -------------          -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized (loss) gain from investment transactions ..........................           (58,020,627)            56,372,713
      Decrease in unrealized appreciation on investments .............................            (8,015,018)          (171,689,068)
                                                                                               -------------          -------------

           Net realized and unrealized loss on investments ...........................           (66,035,645)          (115,316,355)
                                                                                               -------------          -------------

               Net decrease in net assets resulting from operations ..................         $ (67,063,974)         $(118,167,674)
                                                                                               =============          =============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Period ended    Year ended      Year ended
                                                                                         October 31,   February 28,    February 29,
                                                                                          2001 (a)         2001            2000
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ...................................................       $ (1,028,329)   $ (2,851,319)   $ (2,553,415)
         Net realized (loss) gain from investment transactions .................        (58,020,627)     56,372,713      74,143,440
         (Decrease) increase in unrealized appreciation on investments .........         (8,015,018)   (171,689,068)    143,056,554
                                                                                       ------------    ------------    ------------
              Net (decrease) increase in net assets resulting from operations ..        (67,063,974)   (118,167,674)    214,646,579
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ........................                  0    (117,489,833)    (14,253,595)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital
              share transactions (b) ...........................................          1,607,786      71,165,624      (9,336,094)
                                                                                       ------------    ------------    ------------
                     Total (decrease) increase in net assets ...................        (65,456,188)   (164,491,883)    191,056,890
NET ASSETS
     Beginning of period .......................................................        239,735,929     404,227,812     213,170,922
                                                                                       ------------    ------------    ------------
     End of period .............................................................       $174,279,741    $239,735,929    $404,227,812
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:
                                       ---------------------------------------------------------------------------------------------
                                                Period ended                    Year ended                      Year ended
                                            October 31, 2001 (a)             February 28, 2001               February 29, 2000
                                           Shares          Value           Shares          Value           Shares          Value
                                       ---------------------------------------------------------------------------------------------
--------------------------------------
         INSTITUTIONAL SHARES
--------------------------------------
Shares sold ..........................    1,460,319    $ 17,255,503         974,993    $ 17,646,900         466,088    $ 10,224,819
Shares issued for reinvestment of
     distributions ...................            0               0       1,956,140      32,237,192         185,999       3,965,509
Shares redeemed ......................   (1,016,251)    (11,548,223)       (938,074)    (25,656,191)       (833,274)    (16,268,434)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) .........      444,068    $  5,707,280       1,993,059    $ 24,227,901        (181,187)   $ (2,078,106)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS A INVESTOR SHARES
--------------------------------------
Shares sold ..........................       87,678    $    925,672         426,482    $ 10,448,813          45,720    $  1,042,915
Shares issued for reinvestment of
     distributions ...................            0               0         863,610      13,740,026          57,159       1,197,474
Shares redeemed ......................     (448,674)     (5,025,166)       (310,401)     (6,155,909)       (655,988)    (12,362,303)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase .........     (360,996)   $ (4,099,494)        979,691    $ 18,032,930        (553,109)   $(10,121,914)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS C INVESTOR SHARES
--------------------------------------
Shares sold ..........................            0    $          0           3,202    $    111,301           6,563    $    113,580
Shares issued for reinvestment of
     distributions ...................            0               0               0               0           7,682         150,104
Shares redeemed ......................            0               0         (68,159)     (1,683,457)       (125,773)     (2,408,595)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ....................            0    $          0         (64,957)   $ (1,572,156)       (111,528)   $ (2,144,911)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS D INVESTOR SHARES
--------------------------------------
Shares sold ..........................            0    $          0           2,337    $     66,451           4,386    $     75,662
Shares issued for reinvestment of
     distributions ...................            0               0               0               0          18,187         371,374
Shares redeemed ......................            0               0        (313,584)     (8,343,664)       (213,709)     (3,787,932)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ....................            0    $          0        (311,247)   $ (8,277,213)       (191,136)   $ (3,340,896)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
      SUPER-INSTITUTIONAL SHARES
--------------------------------------
Shares sold ..........................            0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ...................            0               0       4,121,952      68,754,162         389,265       8,349,733
Shares redeemed ......................            0               0      (1,034,483)    (30,000,000)              0               0
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ....................            0    $          0       3,087,469    $ 38,754,162         389,265    $  8,349,733
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
             FUND SUMMARY
--------------------------------------
Shares sold ..........................    1,547,997    $ 18,181,175       1,407,014    $ 28,273,465         522,757    $ 11,456,976
Shares issued for reinvestment of
     distributions ...................            0               0       6,941,702     114,731,380         658,292      14,034,194
Shares redeemed ......................   (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)     (1,828,744)    (34,827,264)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) .........       83,072    $  1,607,786       5,684,015    $ 71,165,624        (647,695)   $ (9,336,094)
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended  Year ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, February 28, February 29, February 28, February 28, February 28,
                                                         2001 (a)       2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $  13.35     $  33.08     $  16.60     $  17.86     $  16.26     $  14.45

      (Loss) income from investment operations
           Net investment loss .........................    (0.06)       (0.15)       (0.21)       (0.17)       (0.15)       (0.13)
           Net realized and unrealized (loss) gain
               on investments ..........................    (3.64)       (8.38)       17.92        (0.63)        4.22         1.94
                                                         --------     --------     --------     --------     --------     --------

               Total from investment operations ........    (3.70)       (8.53)       17.71        (0.80)        4.07         1.81
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized gains      0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment transactions    0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                         --------     --------     --------     --------     --------     --------

               Total distributions .....................     0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %      12.53 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858     $ 77,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %       1.23 %
           After expense reimbursements and waived fees      1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %       1.22 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%      (0.85)%
           After expense reimbursements and waived fees     (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%      (0.84)%

      Portfolio turnover rate ..........................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.


See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended  Year ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, February 28, February 29, February 28, February 28, February 28,
                                                         2001 (a)       2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............         $ 12.88      $ 32.47      $ 16.37      $ 17.69      $ 16.18      $ 14.42

      (Loss) income from investment operations
           Net investment loss ..................           (0.11)       (0.22)       (0.33)       (0.24)       (0.21)       (0.18)
           Net realized and unrealized (loss) gain
               on investments ...................           (3.49)       (8.17)       17.66        (0.62)        4.19         1.94
                                                          -------      -------      -------      -------      -------      -------

               Total from investment operations             (3.60)       (8.39)       17.33        (0.86)        3.98         1.76
                                                          -------      -------      -------      -------      -------      -------

      Distributions to shareholders from
           Tax return of capital ................            0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized
               gains ............................            0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment
               transactions .....................            0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                          -------      -------      -------      -------      -------      -------

               Total distributions ..............            0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                          -------      -------      -------      -------      -------      -------

Net asset value, end of period ..................         $  9.28      $ 12.88      $ 32.47      $ 16.37      $ 17.69      $ 16.18
                                                          =======      =======      =======      =======      =======      =======

Total return (c) ................................          (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %      12.21 %
                                                          =======      =======      =======      =======      =======      =======

Ratios/supplemental data
      Net assets, end of period (000's) .........         $15,225      $25,779      $33,200      $25,797      $40,924      $39,376
                                                          =======      =======      =======      =======      =======      =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %       1.54 %
           After expense reimbursements and waived fees      1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %       1.53 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%      (1.16)%
           After expense reimbursements and waived fees     (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%      (1.15)%

      Portfolio turnover rate ..........................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      June 12, 1996
                                                                                                                      (commencement
                                                    Period ended  Year ended   Year ended   Year ended   Year ended  of operations)
                                                     October 31, February 28, February 29, February 28, February 28, to February 28,
                                                      2001 (a)       2001         2000         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................ $  13.52     $  33.30     $  16.68     $  17.92     $  16.29     $  15.53

      (Loss) income from investment operations
           Net investment loss ......................    (0.05)       (0.15)       (0.18)       (0.11)       (0.12)       (0.07)
           Net realized and unrealized (loss) gain
               on investments .......................    (3.69)       (8.43)       18.03        (0.67)        4.22         0.83
                                                      --------     --------     --------     --------     --------     --------

               Total from investment operations .....    (3.74)       (8.58)       17.85        (0.78)        4.10         0.76
                                                      --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital ....................     0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized gains   0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment transactions 0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                      --------     --------     --------     --------     --------     --------

               Total distributions ..................     0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                      --------     --------     --------     --------     --------     --------

Net asset value, end of period ...................... $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29
                                                      ========     ========     ========     ========     ========     ========

Total return ........................................   (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %       4.89 %(b)
                                                      ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ............. $100,388     $138,736     $238,827     $113,148     $118,246     $ 94,340
                                                      ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.09 %(c)    1.06 %       1.08 %       1.05 %       1.06 %       1.08 %(c)
           After expense reimbursements and waived fees   1.05 %(c)    1.05 %       1.04 %       0.99 %       1.04 %       1.04 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (0.64)%(c)   (0.83)%      (0.91)%      (0.71)%      (0.77)%      (0.75)%(c)
           After expense reimbursements and waived fees  (0.60)%(c)   (0.82)%      (0.87)%      (0.64)%      (0.75)%      (0.72)%(c)

      Portfolio turnover rate .......................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Aggregate return.  Not annualized.
(c)   Annualized.

See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the current fiscal period in the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights represents the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bears distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,028,329 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



         North Carolina Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended October 31, 2001, the Distributor retained sales charges in the amount of $221.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $35,439 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended October 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $207,740,789 and $201,254,328, respectively, for the period ended October 31, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended October 31, 2001, the Fund's expenses were reduced by $49,429 under this arrangement.

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, Pennsylvania  15222-5401

Tel: (412) 338-7200
Fax: (412) 338-7380
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the period ended October 31, 2001, and the year ended February 28, 2001, the statements of changes in net assets for the period ended October 31, 2001, and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2001, the results of its operations for the period ended October 31, 2001 and year ended February 28, 2001, the changes in its net assets for the period ended October 31, 2001 and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 28, 2001


________

Deloitte
Touche
Tohmatsu
________

                   (This page was intentionally left blank.)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


                            Class A Investor Shares



                                  Annual Report


              For the period from March 1, 2001 to October 31, 2001
                                  (See Note 1)



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________


                                                    December 6, 2001


Dear Shareholder:

         The Chesapeake Growth Fund's fiscal year ending October 31, 2001 encompasses the 8 months beginning March 1, 2001. This short fiscal year results from a change in the fund's fiscal year end from February 28 to October 31 in order to coincide with the "excise tax" period which ends each October 31 and which all mutual funds follow.

         Throughout the first part of the year, investors were torn between looking at the anticipated economic downturn and looking through the downturn toward the eventual recovery. Investor attention bounced back and forth between value and growth segments of the market. From the beginning of July, however, investors began to focus singularly on the downturn and its ramifications to corporate results. Evidently, despite the intense attention committed to the economic cycle over the past year, economic weakness had not yet been fully discounted into market prices. This created severe selling pressure on the stocks of cyclically sensitive and growth oriented companies. The September 11 attacks heightened general investor fear, particularly in small/mid caps, but actually changed few of the themes that had dominated prior to that date.

         By late September, investor sentiment had begun to stabilize. Attention turned once again toward growth oriented and cyclically sensitive companies. Companies' quarterly earnings reports in October were better than expected, and the small/mid cap growth universe experienced its first positive month since June. Areas like Retail and Technology dramatically outperformed more defensive areas like Healthcare.

         Losses through the fiscal year were very broad, both within the portfolio and in the midcap marketplace. In the portfolio, the Transport, Healthcare, and Financial sectors were profitable, while all other economic sectors showed losses. Losses in Technology were most severe, followed by Consumer Cyclicals (such as apparel manufacturing and specialty retail). Within the Russell Midcap Growth Index, all economic sectors experienced losses for the period.

         Looking forward, investors will continue to weigh the current economic weakness against anticipated economic improvement. The market's near term performance will depend upon how far forward investors are willing to look and how much current weakness is already factored into share prices. As evidenced by the October rally, we think investors have already begun to look ahead toward better corporate results in 2002 and 2003.


Sincerely,


/s/ W. Whitfield Gardner                          /s/ John L. Lewis, IV

W. Whitfield Gardner                              John L. Lewis, IV



--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to October 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
              The Chesapeake Growth Fund      S&P 500 Total     Russell 2000
               Class A Investor Shares        Return Index         Index
--------------------------------------------------------------------------------
  4/7/95               $24,250                  $25,000           $25,000
 4/30/95                24,456                   25,427            25,591
10/31/95                30,708                   29,104            28,675
 4/30/96                32,202                   33,109            33,967
10/31/96                31,411                   36,116            33,478
 4/30/97                32,181                   41,431            33,988
10/31/97                40,784                   47,714            43,218
 4/30/98                44,010                   58,445            48,464
10/31/98                35,407                   58,206            38,190
 4/30/99                43,597                   71,199            44,013
10/31/99                47,996                   73,148            43,896
 4/30/00                73,119                   78,410            52,176
10/31/00                75,551                   77,603            51,625
 4/30/01                57,363                   68,239            50,738
10/31/01                40,917                   58,277            45,152


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

------------------------------ ------------ ------------ ----------------------
                                                              Since 4/7/95
                                 One Year    Five Years     (Commencement of
                                                               Operations)
------------------------------ ------------ ------------ ----------------------
        No Sales Load            (45.84)%      5.43 %             8.28 %
------------------------------ ------------ ------------ ----------------------
  3.00% Maximum Sales Load       (47.47)%      4.79 %             7.78 %
------------------------------ ------------ ------------ ----------------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At October 31, 2001, the value of the Fund's Class A Investor Shares would have increased to $40,917 - a cumulative total investment return of 63.67% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the Fund's Class A Investor Shares would have increased to $42,182 - a cumulative total investment return of 68.73% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $58,277 - a cumulative total investment return of 133.11%; while a similar investment in the Russell 2000 Index would have increased to $45,152 - a cumulative total investment return of 80.61% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.33%

      Apparel Manufacturing - 4.44%
        (a)Jones Apparel Group, Inc. .................................................                280,600           $  7,744,560
                                                                                                                        ------------

      Broadcast - Cable - 3.96%
        (a)Adelphia Communications Corporation .......................................                 97,100              2,148,823
        (a)Charter Communications ....................................................                209,100              2,956,674
        (a)Grupo Televisa S.A. - ADR .................................................                 58,800              1,790,460
                                                                                                                        ------------
                                                                                                                           6,895,957
                                                                                                                        ------------
      Computer Software & Services - 6.89%
        (a)Cadence Design Systems, Inc. ..............................................                197,600              4,177,264
        (a)CheckFree Corp. ...........................................................                 64,300                905,344
        (a)Electronic Arts Inc. ......................................................                 32,400              1,667,304
        (a)McDATA Corporation ........................................................                125,324              1,843,516
        (a)VeriSign, Inc. ............................................................                 39,400              1,525,174
        (a)WebMD Corporation .........................................................                411,200              1,887,408
                                                                                                                        ------------
                                                                                                                          12,006,010
                                                                                                                        ------------
      Computers - 6.09%
        (a)EMC Corporation ...........................................................                157,400              1,939,168
        (a)Enterasys Networks, Inc. ..................................................                116,500                927,340
        (a)Extreme Networks, Inc. ....................................................                120,300              1,406,307
        (a)QLogic Corporation ........................................................                104,600              4,116,010
        (a)Sun Microsystems, Inc. ....................................................                219,600              2,228,940
                                                                                                                        ------------
                                                                                                                          10,617,765
                                                                                                                        ------------
      Electronics - 1.00%
        (a)Celestica Inc. ............................................................                 51,000              1,750,830
                                                                                                                        ------------

      Electronics - Semiconductor - 8.81%
        (a)Amkor Technology, Inc. ....................................................                117,800              1,466,610
        (a)Applied Micro Circuits Corporation ........................................                185,900              2,050,477
        (a)Chartered Semiconductor Manufacturing Limited - ADR .......................                 80,000              1,564,800
        (a)Integrated Device Technology, Inc. ........................................                 86,500              2,409,025
        (a)International Rectifier Corporation .......................................                 44,800              1,572,928
        (a)KLA-Tencor Corporation ....................................................                 28,600              1,168,596
        (a)LSI Logic Corporation .....................................................                110,800              1,878,060
        (a)Novellus Systems, Inc. ....................................................                 25,200                832,356
        (a)Semtech Corporation .......................................................                 63,700              2,404,675
                                                                                                                        ------------
                                                                                                                          15,347,527
                                                                                                                        ------------
      Entertainment - 3.77%
        (a)Gemstar-TV Guide International, Inc. ......................................                124,900              2,531,723
        (a)Metro-Goldwyn-Mayer Inc. ..................................................                107,800              1,731,268
        (a)USA Networks, Inc. ........................................................                124,900              2,303,156
                                                                                                                        ------------
                                                                                                                           6,566,147
                                                                                                                        ------------
      Financial - Consumer Credit - 0.75%
        (a)AmeriCredit Corporation ...................................................                 84,900              1,315,101
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                     Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial Services - Commercial - 3.43%
           Capital One Financial Corporation .......................................                  51,100            $  2,110,941
           H&R Block, Inc. .........................................................                 113,300               3,861,264
                                                                                                                        ------------
                                                                                                                           5,972,205
                                                                                                                        ------------
      Holding Companies - Diversified - 1.41%
           ITT Industries, Inc. ....................................................                  51,300               2,465,991
                                                                                                                        ------------

      Insurance - Brokerage - 3.29%
           Arthur J. Gallagher & Co. ...............................................                  77,400               2,828,196
        (a)Willis Group Holdings Limited ...........................................                 124,500               2,899,605
                                                                                                                        ------------
                                                                                                                           5,727,801
                                                                                                                        ------------
      Investment Analysis - 2.36%
           Moody's Corporation .....................................................                 118,400               4,110,848
                                                                                                                        ------------

      Medical - Biotechnology - 1.64%
        (a)Transkaryotic Therapies, Inc. ...........................................                  75,000               2,854,500
                                                                                                                        ------------

      Medical - Hospital Management & Services - 7.36%
           HCA-The Healthcare Company ..............................................                  93,700               3,716,142
        (a)HEALTHSOUTH Corporation .................................................                 606,300               7,894,026
        (a)Manor Care, Inc. ........................................................                  51,900               1,212,384
                                                                                                                        ------------
                                                                                                                          12,822,552
                                                                                                                        ------------
      Medical Supplies - 10.93%
           Allergan, Inc. ..........................................................                  25,200               1,795,248
           Becton, Dickinson & Company .............................................                  61,200               2,191,572
           Biomet, Inc. ............................................................                  85,575               2,610,037
        (a)Boston Scientific Corporation ...........................................                  96,500               2,200,200
           Johnson & Johnson .......................................................                  42,860               2,482,023
        (a)ORATEC Interventions, Inc. ..............................................                  61,200                 375,768
        (a)St. Jude Medical, Inc. ..................................................                 104,100               7,391,100
                                                                                                                        ------------
                                                                                                                          19,045,948
                                                                                                                        ------------
      Oil & Gas - Equipment & Services - 7.59%
        (a)BJ Services Company .....................................................                 109,600               2,799,184
        (a)Hanover Compressor Company ..............................................                  43,100               1,188,698
        (a)Nabors Industries, Inc. .................................................                  60,500               1,859,770
        (a)Noble Drilling Corporation ..............................................                  68,300               2,086,565
           Santa Fe International Corporation ......................................                 140,000               3,407,600
           The Williams Companies, Inc. ............................................                  65,600               1,893,872
                                                                                                                        ------------
                                                                                                                          13,235,689
                                                                                                                        ------------
      Pharmaceuticals - 4.84%
        (a)Andrx Group .............................................................                  36,300               2,356,959
           ICN Pharmaceuticals, Inc. ...............................................                 102,600               2,483,946
           Teva Pharmaceuticals Industries Ltd. ....................................                  58,200               3,596,760
                                                                                                                        ------------
                                                                                                                           8,437,665
                                                                                                                        ------------

                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceutical Services - 0.74%
        (a)Express Scripts, Inc. ...............................................                    31,500              $  1,289,610
                                                                                                                        ------------

      Retail - Drug Stores - 1.60%
        (a)Rite Aid Corporation ................................................                   503,900                 2,781,528
                                                                                                                        ------------

      Retail - Specialty Line - 1.85%
        (a)Amazon.com, Inc. ....................................................                   208,900                 1,458,122
        (a)Toys "R" Us, Inc. ...................................................                    93,300                 1,772,700
                                                                                                                        ------------
                                                                                                                           3,230,822
                                                                                                                        ------------
      Scientific & Technical Instruments - 1.28%
        (a)Apogent Technologies Inc. ...........................................                    94,900                 2,229,201
                                                                                                                        ------------

      Telecommunications - Equipment - 7.21%
        (a)Advanced Fibre Communications, Inc. .................................                    79,000                 1,471,770
        (a)Comverse Technology, Inc. ...........................................                    31,400                   590,634
        (a)JDS Uniphase Corporation ............................................                   453,800                 3,625,862
        (a)QUALCOMM Inc. .......................................................                    56,200                 2,760,544
        (a)Tekelec .............................................................                    78,300                 1,503,360
        (a)UTStarcom, Inc. .....................................................                   111,100                 2,608,628
                                                                                                                        ------------
                                                                                                                          12,560,798
                                                                                                                        ------------
      Tire & Rubber - 1.17%
           The Goodyear Tire & Rubber Company ..................................                   109,900                 2,047,437
                                                                                                                        ------------

      Toys - 1.67%
        (a)Mattel, Inc. ........................................................                   153,300                 2,901,969
                                                                                                                        ------------

      Transportation - Air - 1.32%
           Southwest Airlines Company ..........................................                   145,200                 2,308,680
                                                                                                                        ------------

      Transportation - Rail - 1.47%
           Norfolk Southern Corporation ........................................                   152,800                 2,559,400
                                                                                                                        ------------

      Utilities - Electric - 2.46%
        (a)Mirant Corporation ..................................................                    66,500                 1,729,000
        (a)The AES Corporation .................................................                   185,300                 2,549,728
                                                                                                                        ------------
                                                                                                                           4,278,728
                                                                                                                        ------------

           Total Common Stocks (Cost $170,886,988) .......................................................               173,105,269
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                 Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 1.21%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares ...............................             2,106,870              $  2,106,870
           (Cost $2,106,870)                                                                                           ------------


Total Value of Investments (Cost $172,993,858 (b)) ................................                100.54 %            $175,212,139
Liabilities in Excess of Other Assets .............................................                 (0.54)%                (932,398)
                                                                                                   ------              ------------
      Net Assets ..................................................................                100.00 %            $174,279,741
                                                                                                   ======              ============





      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $173,706,419. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 25,078,672
           Unrealized depreciation ......................................................................               (23,572,952)
                                                                                                                       ------------

                      Net unrealized appreciation .......................................................              $  1,505,720
                                                                                                                       ============



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt

















See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2001


ASSETS
      Investments, at value (cost $172,993,858) ......................................................                $ 175,212,139
      Income receivable ..............................................................................                       26,753
      Receivable for investments sold ................................................................                    1,004,156
      Receivable for fund shares sold ................................................................                        9,586
                                                                                                                      -------------

           Total assets ..............................................................................                  176,252,634
                                                                                                                      -------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,110
      Payable for investment purchases ...............................................................                    1,866,129
      Disbursements in excess of cash on demand deposit ..............................................                       38,068
      Other liabilites ...............................................................................                       17,586
                                                                                                                      -------------

           Total liabilities .........................................................................                    1,972,893
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 174,279,741
                                                                                                                      =============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                $ 237,583,693
      Accumulated net realized loss on investments ...................................................                  (65,522,233)
      Net unrealized appreciation on investments .....................................................                    2,218,281
                                                                                                                      -------------
                                                                                                                      $ 174,279,741
                                                                                                                      =============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($58,666,515 / 6,077,173 shares) ..........................................................                $        9.65
                                                                                                                      =============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($15,225,083 / 1,641,187 shares) ..........................................................                $        9.28
                                                                                                                      =============
      Maximum offering price per share (100 / 97 of $9.28) ...........................................                $        9.57
                                                                                                                      =============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($100,388,143 / 10,259,621 shares) ........................................................                $        9.78
                                                                                                                      =============












See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Period ended           Year ended
                                                                                                 October 31,          February 28,
                                                                                                  2001 (a)                2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends .................................................................         $     652,509          $     725,197
           Miscellaneous .............................................................                 3,272                      0
                                                                                               -------------          -------------
               Total income ..........................................................               655,781                725,197
                                                                                               -------------          -------------

      Expenses
           Investment advisory fees (note 2) .........................................             1,448,519              3,126,753
           Fund administration fees (note 2) .........................................                58,650                123,798
           Distribution fees - Class A Investor Shares (note 3) ......................                35,439                 86,915
           Distribution fees - Class C Investor Shares (note 3) ......................                     0                  2,229
           Distribution fees - Class D Investor Shares (note 3) ......................                     0                  6,528
           Custody fees ..............................................................                11,299                 22,732
           Registration and filing administration fees (note 2) ......................                 7,483                 13,117
           Fund accounting fees (note 2) .............................................                42,154                 52,000
           Audit fees ................................................................                18,525                 21,627
           Legal fees ................................................................                 8,947                  4,001
           Securities pricing fees ...................................................                 4,299                  5,693
           Shareholder administrative fees (note 2) ..................................                16,667                 29,167
           Shareholder recordkeeping fees ............................................                18,000                 23,250
           Other accounting fees (note 2) ............................................                     0                  2,697
           Shareholder servicing expenses ............................................                 9,676                 13,836
           Registration and filing expenses ..........................................                16,218                 25,000
           Printing expenses .........................................................                13,875                 21,538
           Trustee fees and meeting expenses .........................................                 6,042                  8,443
           Other operating expenses ..................................................                17,746                 31,000
                                                                                               -------------          -------------
               Total expenses ........................................................             1,733,539              3,620,324
                                                                                               -------------          -------------

                    Less:
                        Expense reimbursements (note 5) ..............................               (49,429)               (39,641)
                        Shareholder administrative fees waived (note 2) ..............                     0                 (4,167)
                                                                                               -------------          -------------
               Net expenses ..........................................................             1,684,110              3,576,516
                                                                                               -------------          -------------

                    Net investment loss ..............................................            (1,028,329)            (2,851,319)
                                                                                               -------------          -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized (loss) gain from investment transactions ..........................           (58,020,627)            56,372,713
      Decrease in unrealized appreciation on investments .............................            (8,015,018)          (171,689,068)
                                                                                               -------------          -------------

           Net realized and unrealized loss on investments ...........................           (66,035,645)          (115,316,355)
                                                                                               -------------          -------------

               Net decrease in net assets resulting from operations ..................         $ (67,063,974)         $(118,167,674)
                                                                                               =============          =============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Period ended    Year ended      Year ended
                                                                                         October 31,   February 28,    February 29,
                                                                                          2001 (a)         2001            2000
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS
     Operations
         Net investment loss ...................................................       $ (1,028,329)   $ (2,851,319)   $ (2,553,415)
         Net realized (loss) gain from investment transactions .................        (58,020,627)     56,372,713      74,143,440
         (Decrease) increase in unrealized appreciation on investments .........         (8,015,018)   (171,689,068)    143,056,554
                                                                                       ------------    ------------    ------------
              Net (decrease) increase in net assets resulting from operations ..        (67,063,974)   (118,167,674)    214,646,579
                                                                                       ------------    ------------    ------------

     Distributions to shareholders from
         Net realized gain from investment transactions ........................                  0    (117,489,833)    (14,253,595)
                                                                                       ------------    ------------    ------------

     Capital share transactions
         Increase (decrease) in net assets resulting from capital
              share transactions (b) ...........................................          1,607,786      71,165,624      (9,336,094)
                                                                                       ------------    ------------    ------------
                     Total (decrease) increase in net assets ...................        (65,456,188)   (164,491,883)    191,056,890
NET ASSETS
     Beginning of period .......................................................        239,735,929     404,227,812     213,170,922
                                                                                       ------------    ------------    ------------
     End of period .............................................................       $174,279,741    $239,735,929    $404,227,812
                                                                                       ============    ============    ============

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:
                                       ---------------------------------------------------------------------------------------------
                                                Period ended                    Year ended                      Year ended
                                            October 31, 2001 (a)             February 28, 2001               February 29, 2000
                                           Shares          Value           Shares          Value           Shares          Value
                                       ---------------------------------------------------------------------------------------------
--------------------------------------
         INSTITUTIONAL SHARES
--------------------------------------
Shares sold ..........................    1,460,319    $ 17,255,503         974,993    $ 17,646,900         466,088    $ 10,224,819
Shares issued for reinvestment of
     distributions ...................            0               0       1,956,140      32,237,192         185,999       3,965,509
Shares redeemed ......................   (1,016,251)    (11,548,223)       (938,074)    (25,656,191)       (833,274)    (16,268,434)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) .........      444,068    $  5,707,280       1,993,059    $ 24,227,901        (181,187)   $ (2,078,106)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS A INVESTOR SHARES
--------------------------------------
Shares sold ..........................       87,678    $    925,672         426,482    $ 10,448,813          45,720    $  1,042,915
Shares issued for reinvestment of
     distributions ...................            0               0         863,610      13,740,026          57,159       1,197,474
Shares redeemed ......................     (448,674)     (5,025,166)       (310,401)     (6,155,909)       (655,988)    (12,362,303)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net (decrease) increase .........     (360,996)   $ (4,099,494)        979,691    $ 18,032,930        (553,109)   $(10,121,914)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS C INVESTOR SHARES
--------------------------------------
Shares sold ..........................            0    $          0           3,202    $    111,301           6,563    $    113,580
Shares issued for reinvestment of
     distributions ...................            0               0               0               0           7,682         150,104
Shares redeemed ......................            0               0         (68,159)     (1,683,457)       (125,773)     (2,408,595)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ....................            0    $          0         (64,957)   $ (1,572,156)       (111,528)   $ (2,144,911)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
       CLASS D INVESTOR SHARES
--------------------------------------
Shares sold ..........................            0    $          0           2,337    $     66,451           4,386    $     75,662
Shares issued for reinvestment of
     distributions ...................            0               0               0               0          18,187         371,374
Shares redeemed ......................            0               0        (313,584)     (8,343,664)       (213,709)     (3,787,932)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net decrease ....................            0    $          0        (311,247)   $ (8,277,213)       (191,136)   $ (3,340,896)
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
      SUPER-INSTITUTIONAL SHARES
--------------------------------------
Shares sold ..........................            0    $          0               0    $          0               0    $          0
Shares issued for reinvestment of
     distributions ...................            0               0       4,121,952      68,754,162         389,265       8,349,733
Shares redeemed ......................            0               0      (1,034,483)    (30,000,000)              0               0
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase ....................            0    $          0       3,087,469    $ 38,754,162         389,265    $  8,349,733
                                       ============    ============    ============    ============    ============    ============
--------------------------------------
             FUND SUMMARY
--------------------------------------
Shares sold ..........................    1,547,997    $ 18,181,175       1,407,014    $ 28,273,465         522,757    $ 11,456,976
Shares issued for reinvestment of
     distributions ...................            0               0       6,941,702     114,731,380         658,292      14,034,194
Shares redeemed ......................   (1,464,925)    (16,573,389)     (2,664,701)    (71,839,221)     (1,828,744)    (34,827,264)
                                       ------------    ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) .........       83,072    $  1,607,786       5,684,015    $ 71,165,624        (647,695)   $ (9,336,094)
                                       ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended  Year ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, February 28, February 29, February 28, February 28, February 28,
                                                         2001 (a)       2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................... $  13.35     $  33.08     $  16.60     $  17.86     $  16.26     $  14.45

      (Loss) income from investment operations
           Net investment loss .........................    (0.06)       (0.15)       (0.21)       (0.17)       (0.15)       (0.13)
           Net realized and unrealized (loss) gain
               on investments ..........................    (3.64)       (8.38)       17.92        (0.63)        4.22         1.94
                                                         --------     --------     --------     --------     --------     --------

               Total from investment operations ........    (3.70)       (8.53)       17.71        (0.80)        4.07         1.81
                                                         --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital .......................     0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized gains      0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment transactions    0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                         --------     --------     --------     --------     --------     --------

               Total distributions .....................     0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                         --------     --------     --------     --------     --------     --------

Net asset value, end of period ......................... $   9.65     $  13.35     $  33.08     $  16.60     $  17.86     $  16.26
                                                         ========     ========     ========     ========     ========     ========

Total return ...........................................   (27.72)%     (32.25)%     110.91 %      (4.51)%      25.25 %      12.53 %
                                                         ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ................ $ 58,667     $ 75,221     $120,416     $ 63,426     $ 92,858     $ 77,858
                                                         ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.23 %(b)    1.18 %       1.21 %       1.22 %       1.19 %       1.23 %
           After expense reimbursements and waived fees      1.20 %(b)    1.17 %       1.17 %       1.15 %       1.16 %       1.22 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (0.78)%(b)   (0.95)%      (1.03)%      (0.87)%      (0.90)%      (0.85)%
           After expense reimbursements and waived fees     (0.74)%(b)   (0.93)%      (1.00)%      (0.80)%      (0.88)%      (0.84)%

      Portfolio turnover rate ..........................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.


See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES



------------------------------------------------------------------------------------------------------------------------------------
                                                       Period ended  Year ended   Year ended   Year ended   Year ended   Year ended
                                                        October 31, February 28, February 29, February 28, February 28, February 28,
                                                         2001 (a)       2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............         $ 12.88      $ 32.47      $ 16.37      $ 17.69      $ 16.18      $ 14.42

      (Loss) income from investment operations
           Net investment loss ..................           (0.11)       (0.22)       (0.33)       (0.24)       (0.21)       (0.18)
           Net realized and unrealized (loss) gain
               on investments ...................           (3.49)       (8.17)       17.66        (0.62)        4.19         1.94
                                                          -------      -------      -------      -------      -------      -------

               Total from investment operations             (3.60)       (8.39)       17.33        (0.86)        3.98         1.76
                                                          -------      -------      -------      -------      -------      -------

      Distributions to shareholders from
           Tax return of capital ................            0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized
               gains ............................            0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment
               transactions .....................            0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                          -------      -------      -------      -------      -------      -------

               Total distributions ..............            0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                          -------      -------      -------      -------      -------      -------

Net asset value, end of period ..................         $  9.28      $ 12.88      $ 32.47      $ 16.37      $ 17.69      $ 16.18
                                                          =======      =======      =======      =======      =======      =======

Total return (c) ................................          (27.89)%     (32.52)%     110.07 %      (4.83)%      24.80 %      12.21 %
                                                          =======      =======      =======      =======      =======      =======

Ratios/supplemental data
      Net assets, end of period (000's) .........         $15,225      $25,779      $33,200      $25,797      $40,924      $39,376
                                                          =======      =======      =======      =======      =======      =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.72 %(b)    1.53 %       1.59 %       1.60 %       1.55 %       1.54 %
           After expense reimbursements and waived fees      1.69 %(b)    1.51 %       1.56 %       1.53 %       1.52 %       1.53 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.27)%(b)   (1.29)%      (1.41)%      (1.26)%      (1.27)%      (1.16)%
           After expense reimbursements and waived fees     (1.23)%(b)   (1.28)%      (1.38)%      (1.18)%      (1.24)%      (1.15)%

      Portfolio turnover rate ..........................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.
(c) Total return does not reflect payment of a sales charge.


See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     SUPER-INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      June 12, 1996
                                                                                                                      (commencement
                                                    Period ended  Year ended   Year ended   Year ended   Year ended  of operations)
                                                     October 31, February 28, February 29, February 28, February 28, to February 28,
                                                      2001 (a)       2001         2000         1999         1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................ $  13.52     $  33.30     $  16.68     $  17.92     $  16.29     $  15.53

      (Loss) income from investment operations
           Net investment loss ......................    (0.05)       (0.15)       (0.18)       (0.11)       (0.12)       (0.07)
           Net realized and unrealized (loss) gain
               on investments .......................    (3.69)       (8.43)       18.03        (0.67)        4.22         0.83
                                                      --------     --------     --------     --------     --------     --------

               Total from investment operations .....    (3.74)       (8.58)       17.85        (0.78)        4.10         0.76
                                                      --------     --------     --------     --------     --------     --------

      Distributions to shareholders from
           Tax return of capital ....................     0.00         0.00         0.00         0.00        (0.53)        0.00
           Distribution in excess of net realized gains   0.00         0.00         0.00        (0.03)        0.00         0.00
           Net realized gain from investment transactions 0.00       (11.20)       (1.23)       (0.43)       (1.94)        0.00
                                                      --------     --------     --------     --------     --------     --------

               Total distributions ..................     0.00       (11.20)       (1.23)       (0.46)       (2.47)        0.00
                                                      --------     --------     --------     --------     --------     --------

Net asset value, end of period ...................... $   9.78     $  13.52     $  33.30     $  16.68     $  17.92     $  16.29
                                                      ========     ========     ========     ========     ========     ========

Total return ........................................   (27.66)%     (32.17)%     111.10 %      (4.32)%      25.40 %       4.89 %(b)
                                                      ========     ========     ========     ========     ========     ========

Ratios/supplemental data
      Net assets, end of period (000's) ............. $100,388     $138,736     $238,827     $113,148     $118,246     $ 94,340
                                                      ========     ========     ========     ========     ========     ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees  1.09 %(c)    1.06 %       1.08 %       1.05 %       1.06 %       1.08 %(c)
           After expense reimbursements and waived fees   1.05 %(c)    1.05 %       1.04 %       0.99 %       1.04 %       1.04 %(c)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees (0.64)%(c)   (0.83)%      (0.91)%      (0.71)%      (0.77)%      (0.75)%(c)
           After expense reimbursements and waived fees  (0.60)%(c)   (0.82)%      (0.87)%      (0.64)%      (0.75)%      (0.72)%(c)

      Portfolio turnover rate .......................    96.61 %     124.81 %     165.92 %     121.48 %     105.60 %     126.44 %


(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Aggregate return.  Not annualized.
(c)   Annualized.

See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the current fiscal period in the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights represents the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bears distribution fees.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,028,329 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also receives a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



         North Carolina Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended October 31, 2001, the Distributor retained sales charges in the amount of $221.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $35,439 in distribution and service fees under the Plan with respect to Class A Investor Shares for the period ended October 31, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $207,740,789 and $201,254,328, respectively, for the period ended October 31, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended October 31, 2001, the Fund's expenses were reduced by $49,429 under this arrangement.

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, Pennsylvania  15222-5401

Tel: (412) 338-7200
Fax: (412) 338-7380
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the period ended October 31, 2001, and the year ended February 28, 2001, the statements of changes in net assets for the period ended October 31, 2001, and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2001, the results of its operations for the period ended October 31, 2001 and year ended February 28, 2001, the changes in its net assets for the period ended October 31, 2001 and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

November 28, 2001


________

Deloitte
Touche
Tohmatsu
________

                   (This page was intentionally left blank.)

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report


              For the period from March 1, 2001 to October 31, 2001
                                  (See Note 1)



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863

                         _____________________________

                              THE CHESAPEAKE FUNDS
                         _____________________________


                                                    December 6, 2001


Dear Shareholder:

         The Chesapeake Core Growth Fund's fiscal year ending October 31, 2001 encompasses the 8 months beginning March 1, 2001. This short fiscal year results from a change in the fund's fiscal year end from February 28 to October 31 in order to coincide with the "excise tax" period which ends each October 31 and which all mutual funds follow.

         Throughout the first part of the year, investors were torn between looking at the anticipated economic downturn and looking through the downturn toward the eventual recovery. Investor attention bounced back and forth between value and growth segments of the market. From the beginning of July, however, investors began to focus singularly on the downturn and its ramifications to corporate results. Evidently, despite the intense attention committed to the economic cycle over the past year, economic weakness had not yet been fully discounted into market prices. This created severe selling pressure on the stocks of cyclically sensitive and growth oriented companies. The September 11 attacks heightened general investor fear, particularly in small/mid caps, but actually changed few of the themes that had dominated prior to that date.

         By late September, investor sentiment had begun to stabilize. Attention turned once again toward growth oriented and cyclically sensitive companies. Companies' quarterly earnings reports in October were better than expected, and the small/mid cap growth universe experienced its first positive month since June. Areas like Retail and Technology dramatically outperformed more defensive areas like Healthcare.

         Losses through the fiscal year were very broad, both within the portfolio and in the marketplace. In the portfolio, the Transport, and Energy sectors were slightly profitable, while all other economic sectors showed losses. Losses in Technology were most severe, followed by Utilities (independent power producers). Within the S&P 500 index, all economic sectors experienced losses for the period.

         Looking forward, investors will continue to weigh the current economic weakness against anticipated economic improvement. The market's near term performance will depend upon how far forward investors are willing to look and how much current weakness is already factored into share prices. As evidenced by the October rally, we think investors have already begun to look ahead toward better corporate results in 2002 and 2003.


Sincerely,


/s/ W. Whitfield Gardner                            /s/ John L. Lewis, IV

W. Whitfield Gardner                                John L. Lewis, IV




--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
--------------------------------------------------------------------------------

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $25,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                               to October 31, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                    The Chesapeake Core            S&P 500 Total
                        Growth Fund                Return Index
--------------------------------------------------------------------------------
 9/29/97                 $25,000                     $25,000
10/31/97                  24,450                      24,012
 1/31/98                  24,794                      25,974
 4/30/98                  28,275                      29,412
 7/31/98                  28,400                      29,760
10/31/98                  26,321                      29,292
 1/31/99                  33,359                      34,232
 4/30/99                  35,137                      35,831
 7/31/99                  35,112                      35,773
10/31/99                  39,194                      36,811
 1/31/00                  46,279                      37,773
 4/30/00                  52,661                      39,459
 7/31/00                  55,006                      38,984
10/31/00                  54,515                      39,053
 1/31/01                  53,123                      37,433
 4/30/01                  48,311                      34,341
 7/31/01                  45,920                      33,397
10/31/01                  37,735                      29,327


This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

             --------------- ---------------- ----------------------
                                                   Since 9/29/97
                 One Year       Three Years      (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (30.78)%         12.76 %             10.59 %
             --------------- ---------------- ----------------------


>>   The graph  assumes an initial  $25,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At October 31, 2001,  the value of the Fund would have increased to $37,735
     - a cumulative total investment return of 50.94% since September 29, 1997.

>> At October 31, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $29,327 - a cumulative total investment return of 17.31% since September 29, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 100.03%

      Apparel Manufacturing - 2.26%
      (a)  Jones Apparel Group, Inc. .................................................                 19,500            $   538,200
                                                                                                                         -----------

      Broadcast - Cable - 3.78%
      (a)  Cablevision Systems Corporation ...........................................                 13,400                454,394
      (a)  Comcast Corporation .......................................................                 12,400                444,416
                                                                                                                         -----------
                                                                                                                             898,810
                                                                                                                         -----------
      Broadcast - Radio & Television - 1.44%
      (a)  Clear Channel Communications, Inc. ........................................                  9,000                342,720
                                                                                                                         -----------

      Chemicals - 1.54%
           E.I. du Pont de Nemours and Company .......................................                  9,200                368,000
                                                                                                                         -----------

      Commercial Services - 8.63%
      (a)  Cendant Corporation .......................................................                 17,200                222,912
      (a)  Concord EFS, Inc. .........................................................                 24,400                667,828
           H&R Block, Inc. ...........................................................                 15,800                538,464
           Moody's Corporation .......................................................                 18,100                628,432
                                                                                                                         -----------
                                                                                                                           2,057,636
                                                                                                                         -----------
      Computer Software & Services - 1.66%
      (a)  VeriSign, Inc. ............................................................                 10,200                394,842
                                                                                                                         -----------

      Computers - 4.39%
           Compaq Computer Corporation ...............................................                 39,200                343,000
      (a)  EMC Corporation ...........................................................                 27,580                339,786
      (a)  Sun Microsystems, Inc. ....................................................                 35,860                363,979
                                                                                                                         -----------
                                                                                                                           1,046,765
                                                                                                                         -----------
      Electronics - 1.57%
           General Electric Company ..................................................                 10,300                375,023
                                                                                                                         -----------

      Electronics - Semiconductor - 7.43%
      (a)  Applied Micro Circuits Company ............................................                 28,300                312,149
      (a)  ASM Lithography Holdings ..................................................                 15,900                228,642
           Micron Technology, Inc. ...................................................                 11,400                259,464
      (a)  Novellus Systems, Inc. ....................................................                  4,400                145,332
      (a)  Taiwan Semiconductor Manufacturing Company Ltd. ...........................                 45,700                589,987
      (a)  Xilinx, Inc. ..............................................................                  7,750                235,755
                                                                                                                         -----------
                                                                                                                           1,771,329
                                                                                                                         -----------
      Entertainment - 5.02%
      (a)  Gemstar-TV Guide International, Inc. ......................................                 16,900                342,563
      (a)  USA Networks, Inc. ........................................................                 26,100                481,284
      (a)  Viacom Inc. ...............................................................                 10,200                372,402
                                                                                                                         -----------
                                                                                                                           1,196,249
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Securities Broker - 2.10%
           Lehman Brothers Holdings Inc. ...........................................                   8,000             $   499,680
                                                                                                                         -----------

      Financial Services - 4.40%
           American Express Company ................................................                  20,500                 603,315
           Capital One Financial Corporation .......................................                  10,800                 446,148
                                                                                                                         -----------
                                                                                                                           1,049,463
                                                                                                                         -----------
      Food Processing - 2.69%
           Archer-Daniels-Midland Company ..........................................                  46,050                 641,476
                                                                                                                         -----------

      Forest Products & Paper - 2.13%
           International Paper Company .............................................                  14,200                 508,360
                                                                                                                         -----------

      Insurance - Multiline - 1.98%
           American International Group, Inc. ......................................                   6,000                 471,600
                                                                                                                         -----------

      Medical - Biotechnology - 2.86%
      (a)  Amgen Inc. ..............................................................                  12,000                 681,840
                                                                                                                         -----------

      Medical - Hospital Management & Services - 2.78%
           HCA - The Healthcare Company ............................................                  16,700                 662,322
                                                                                                                         -----------

      Medical Supplies - 9.35%
           Allergan, Inc. ..........................................................                   8,200                 584,168
           Johnson & Johnson .......................................................                   8,810                 510,187
           Medtronic, Inc. .........................................................                  12,300                 495,690
           St. Jude Medical, Inc. ..................................................                   9,000                 639,000
                                                                                                                         -----------
                                                                                                                           2,229,045
                                                                                                                         -----------
      Miscellaneous - Manufacturing - 2.31%
           Tyco International Ltd. .................................................                  11,200                 550,368
                                                                                                                         -----------

      Oil & Gas - Equipment & Services - 2.06%
           Baker Hughes Incorporated ...............................................                  13,700                 491,145
                                                                                                                         -----------

      Oil & Gas - International - 4.37%
           Conoco Inc. .............................................................                  17,000                 436,900
           Phillips Petroleum Company ..............................................                  11,100                 603,951
                                                                                                                         -----------
                                                                                                                           1,040,851
                                                                                                                         -----------
      Pharmaceuticals - 5.33%
           Novartis AG - ADR .......................................................                  15,500                 583,265
           Pfizer, Inc. ............................................................                  16,400                 687,160
                                                                                                                         -----------
                                                                                                                           1,270,425
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Restaurants & Food Service - 2.11%
           McDonald's Corporation .............................................                   19,300                 $   503,151
                                                                                                                         -----------

      Retail - General Merchandise - 1.02%
           Target Corporation .................................................                    7,800                    242,970
                                                                                                                         -----------

      Retail - Specialty Line - 3.31%
      (a)  Amazon.com, Inc. ...................................................                   35,800                    249,884
           Circuit City Stores, Inc. ..........................................                   39,300                    539,589
                                                                                                                         -----------
                                                                                                                            789,473
                                                                                                                         -----------
      Telecommunications Equipment - 4.72%
      (a)  JDS Uniphase Corporation ...........................................                   70,000                    559,300
      (a)  QUALCOMM Incorporated ..............................................                   11,500                    564,880
                                                                                                                         -----------
                                                                                                                          1,124,180
                                                                                                                         -----------
      Tire & Rubber - 1.03%
           The Goodyear Tire & Rubber Company .................................                   13,200                    245,916
                                                                                                                         -----------

      Transportation - Air - 2.29%
           Southwest Airlines Company .........................................                   34,400                    546,960
                                                                                                                         -----------

      Utilities - Electric - 5.47%
           Dynegy Inc. ........................................................                   11,500                    412,850
      (a)  Mirant Corporation .................................................                   18,600                    483,600
      (a)  The AES Corporation ................................................                   29,600                    407,296
                                                                                                                         -----------
                                                                                                                          1,303,746
                                                                                                                         -----------

           Total Common Stocks (Cost $25,682,983) ......................................................                  23,842,545
                                                                                                                         -----------

INVESTMENT COMPANY - 0.40%

      Evergreen Money Market Institutional Money ..............................                   94,270                     94,270
           Market Fund Institutional Service Shares                                                                      -----------
           (Cost $94,270)

Total Value of Investments (Cost $25,777,253 (b)) .............................                   100.43 %              $23,936,815
Liabilities in Excess of Other Assets .........................................                    (0.43)%                 (101,352)
                                                                                                  ------                -----------
      Net Assets ..............................................................                   100.00 %              $23,835,463
                                                                                                  ======                ===========




                                                                                                                         (Continued)


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2001



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $25,801,611.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:



           Unrealized appreciation .....................................................................                $ 1,178,017
           Unrealized depreciation .....................................................................                 (3,042,813)
                                                                                                                        -----------

                      Net unrealized depreciation ......................................................                $(1,864,796)
                                                                                                                        ===========





      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



























See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2001


ASSETS
      Investments, at value (cost $25,777,253) ........................................................                $ 23,936,815
      Cash ............................................................................................                       1,398
      Income receivable ...............................................................................                       9,021
      Receivable for investments sold .................................................................                     273,943
                                                                                                                       ------------

           Total assets ...............................................................................                  24,221,177
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      24,022
      Payable for investment purchases ................................................................                     361,692
                                                                                                                       ------------

           Total liabilities ..........................................................................                     385,714
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,936,052 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 23,835,463
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($23,835,463 / 1,936,052 shares) ................................................................                $      12.31
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 28,005,227
      Accumulated net realized loss on investments ....................................................                  (2,329,326)
      Net unrealized depreciation on investments ......................................................                  (1,840,438)
                                                                                                                       ------------
                                                                                                                       $ 23,835,463
                                                                                                                       ============


















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      STATEMENTS OF OPERATIONS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                      October 31,       February 28,
                                                                                                        2001 (a)            2001
------------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS

      Income
           Dividends ...........................................................................      $   128,515       $   116,117
                                                                                                      -----------       -----------

      Expenses
           Investment advisory fees (note 2) ...................................................          149,095           155,863
           Fund administration fees (note 2) ...................................................           11,182            11,690
           Custody fees ........................................................................            4,014             4,873
           Registration and filing administration fees (note 2) ................................            2,758             3,184
           Fund accounting fees (note 2) .......................................................           19,491            22,905
           Audit fees ..........................................................................           14,075            17,147
           Legal fees ..........................................................................            9,818            12,536
           Securities pricing fees .............................................................            2,849             3,810
           Shareholder administration fees (note 2) ............................................            8,333            12,500
           Shareholder recordkeeping fees ......................................................           12,000            11,250
           Shareholder servicing expenses ......................................................            2,684             3,081
           Registration and filing expenses ....................................................            8,022             4,056
           Printing expenses ...................................................................            4,262             3,507
           Trustee fees and meeting expenses ...................................................            4,813             9,283
           Other operating expenses ............................................................            3,413             5,000
                                                                                                      -----------       -----------

               Total expenses ..................................................................          256,809           280,685
                                                                                                      -----------       -----------

               Less:
                    Expense reimbursements (note 4) ............................................          (16,469)          (17,326)
                    Investment advisory fees waived (note 2) ...................................          (65,644)          (68,927)
                                                                                                      -----------       -----------

               Net expenses ....................................................................          174,696           194,432
                                                                                                      -----------       -----------

                    Net investment loss ........................................................          (46,181)          (78,315)
                                                                                                      -----------       -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized (loss) gain from investment transactions ....................................       (2,034,769)          926,658
      Decrease in unrealized appreciation on investments .......................................       (2,910,669)       (3,012,059)
                                                                                                      -----------       -----------

           Net realized and unrealized loss on investments .....................................       (4,945,438)       (2,085,401)
                                                                                                      -----------       -----------

               Net decrease in net assets resulting from operations ............................      $(4,991,619)      $(2,163,716)
                                                                                                      ===========       ===========


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).




See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Period ended     Year ended      Year ended
                                                                                        October 31,    February 28,    February 29,
                                                                                         2001 (a)          2001            2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................           $   (46,181)    $   (78,315)    $   (39,655)
         Net realized (loss) gain from investment transactions ..............            (2,034,769)        926,658       1,466,680
         (Decrease) increase in unrealized appreciation on investments ......            (2,910,669)     (3,012,059)      3,065,717
                                                                                        -----------     -----------     -----------

              Net decrease in net assets resulting from operations ..........            (4,991,619)     (2,163,716)      4,492,742
                                                                                        -----------     -----------     -----------

     Distributions to shareholders from
         Net realized gain from investment transactions .....................                     0      (1,783,227)       (744,241)
                                                                                        -----------     -----------     -----------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b)            13,110,723       8,121,408       1,743,880
                                                                                        -----------     -----------     -----------

                     Total increase in net assets ...........................             8,119,104       4,174,465       5,492,381

NET ASSETS

     Beginning of period ....................................................            15,716,359      11,541,894       6,049,513
                                                                                        -----------     -----------     -----------

     End of period ..........................................................           $23,835,463     $15,716,359     $11,541,894
                                                                                        ===========     ===========     ===========

(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) A summary of capital share activity follows:

                                        --------------------------------------------------------------------------------------------
                                                Period ended                    Year ended                       Year ended
                                            October 31, 2001 (a)             February 28, 2001               February 29, 2000

                                           Shares          Value           Shares          Value           Shares          Value
                                        --------------------------------------------------------------------------------------------

Shares sold ........................      1,003,930     $14,568,147         345,346     $ 6,449,131          71,242     $ 1,034,336

Shares issued for reinvestment
of distributions ...................              0               0         105,081       1,783,227          48,484         744,241
                                        -----------     -----------     -----------     -----------     -----------     -----------

                                          1,003,930      14,568,147         450,427       8,232,358         119,726       1,778,577

Shares redeemed ....................       (106,415)     (1,457,424)         (6,100)       (110,950)         (2,420)        (34,697)
                                        -----------     -----------     -----------     -----------     -----------     -----------

     Net increase ..................        897,515     $13,110,723         444,327     $ 8,121,408         117,306     $ 1,743,880
                                        ===========     ===========     ===========     ===========     ===========     ===========



See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                              Period ended   Year ended    Year ended    Year ended   Period ended
                                                               October 31,  February 28,  February 29,  February 28,  February 28,
                                                                2001 (a)        2001          2000          1999        1998 (b)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................        $ 15.13       $ 19.42       $ 12.68       $ 10.72       $ 10.00

      (Loss) income from investment operations
           Net investment loss .........................          (0.02)        (0.08)        (0.07)        (0.07)        (0.01)
           Net realized and unrealized (loss) gain
               on investments ..........................          (2.80)        (2.10)         8.18          2.03          0.75
                                                                -------       -------       -------       -------       -------
               Total from investment operations ........          (2.82)        (2.18)         8.11          1.96          0.74
                                                                -------       -------       -------       -------       -------

      Distributions to shareholders from
           Distribution in excess of net investment income         0.00          0.00          0.00          0.00         (0.02)
           Net realized gain from investment transactions          0.00         (2.11)        (1.37)         0.00          0.00
                                                                -------       -------       -------       -------       -------
               Total distributions .....................           0.00         (2.11)        (1.37)         0.00         (0.02)
                                                                -------       -------       -------       -------       -------

Net asset value, end of period .........................        $ 12.31       $ 15.13       $ 19.42       $ 12.68       $ 10.72
                                                                =======       =======       =======       =======       =======

Total return ...........................................         (18.69)%      (12.37)%       66.64 %       18.27 %        7.49 %
                                                                =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of period (000's) ................        $23,835       $15,716       $11,542       $ 6,050       $ 6,048
                                                                =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees           1.72 %(c)     1.80 %        2.25 %        2.73 %        3.19 %(c)
           After expense reimbursements and waived fees            1.17 %(c)     1.25 %        1.15 %        1.39 %        1.24 %(c)
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees          (0.86)%(c)    (1.06)%       (1.59)%       (1.89)%       (2.19)%(c)
           After expense reimbursements and waived fees           (0.31)%(c)    (0.50)%       (0.49)%       (0.55)%       (0.24)%(c)

      Portfolio turnover rate ..........................         105.88 %      136.22 %      130.44 %      174.44 %       29.83 %


(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) For the period from September 29, 1997 (Commencement of operations) to February 28, 1998.
(c) Annualized.


See accompanying notes to financial statements


                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund"), an open-end investment company, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the current period in the Statements of Operations, Statements of Changes in Net Assets, and Financial Highlights represents the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $46,181 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2001



         D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.25% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $65,644 ($0.04 per share) for the period ended October 31, 2001.

         The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $35,276,588 and $21,773,593, respectively, for the period ended October 31, 2001.


NOTE 4 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended October 31, 2001, the Fund's expenses were reduced by $16,469 under this agreement.

Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, Pennsylvania  15222-5401

Tel: (412) 338-7200
Fax: (412) 338-7380
www.us.deloitte.com

                                                                        Deloitte
                                                                        & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis Investment Trust
   And Shareholders of The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the period ended October 31, 2001, and the year ended February 28, 2001, the statements of changes in net assets for the period ended October 31, 2001, and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2001, the results of its operations for the period ended October 31, 2001 and year ended February 28, 2001, the changes in its net assets for the period ended October 31, 2001 and each of the two years in the period ended February 28, 2001, and the financial highlights for the period ended October 31, 2001 and each of the five years in the period ended February 28, 2001, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

November 28, 2001


________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
              and may be distributed to others only if preceded or
                      accompanied by a current prospectus.